Variable Portfolio – Partners Core Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% 12/26/2044	5.271%	326,019	317,433
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	1,994,989	568,142
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,018,234
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	3,552,000	3,673,153
Series 2025-2 Class A
04/15/2030	4.280%	4,483,000	4,525,231
Series 2025-4 Class A
07/15/2030	4.300%	7,877,000	7,959,240
Series 2025-5 Class A
07/15/2032	4.510%	4,192,000	4,281,930
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	462,594	464,219
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class A3
05/18/2028	5.810%	1,709,771	1,722,285
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,578,000	1,593,261
BA Credit Card Trust
Series 2025-A1 Class A
05/15/2030	4.310%	4,779,000	4,828,493
Barclays Dryrock Issuance Trust
Series 2025-1 Class A
07/15/2031	3.970%	3,608,000	3,597,601
Bastion Funding I LLC(a)
Series 2023-1A Class A2
04/25/2038	7.119%	2,073,345	2,090,000
Bridgecrest Lending Auto Securitization Trust(a)
Series 2024-1 Class E
10/15/2030	8.430%	2,275,000	2,370,655
Subordinated Series 2024-3 Class E
04/15/2031	7.700%	3,000,000	3,096,601
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	1,886,693	1,877,850
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	2,652,065	2,724,253
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2025-1 Class A
09/16/2030	3.820%	681,000	681,985
Series 2025-A2 Class A
09/15/2032	4.020%	801,000	799,488
Carmax Auto Owner Trust
Series 2025-3 Class A3
07/15/2030	4.350%	2,181,000	2,198,258
Series 2025-3 Class A4
01/15/2031	4.470%	1,487,000	1,505,249
CarMax Auto Owner Trust
Series 2025-2 Class A3
03/15/2030	4.480%	3,726,000	3,762,728
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	839,575	790,253
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,976,935
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,301,857
Chase Issuance Trust
Series 2024-A2 Class A
01/15/2031	4.630%	3,005,000	3,068,832
Series 2025-A1 Class A
07/15/2030	4.160%	1,093,000	1,099,673
Cherry Securitization Trust(a)
Series 2025-1A Class A
11/15/2032	6.130%	900,000	914,615
Citibank Credit Card Issuance Trust
Series 2025-A1 Class A
06/21/2030	4.300%	3,581,000	3,622,049
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	5.922%	338,430	338,745
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	222,946	219,827
Series 2019-A Class A2
12/28/2048	3.280%	584,582	559,094
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	3.015%	138,728	9,634

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,869,477
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,815,485
DT Auto Owner Trust(a)
Series 2023-3A Class E
05/15/2030	10.210%	1,000,000	1,069,836
Subordinated Series 2023-2 Class E
04/15/2030	11.060%	900,000	964,208
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,267,819
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	939,607
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,182,705
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,106,436
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,039,307
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	1,536,189	1,550,844
FMC GMSR Issuer Trust(a),(c)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,347,949
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	921,139
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	2,358,000	2,354,285
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	927,251
Series 2025-B Class A4
07/15/2031	3.950%	2,746,000	2,746,678
Ford Credit Auto Owner Trust(a),(e)
Series 2025-1 Class A
08/15/2037	4.860%	4,740,000	4,859,843
Series 2025-2 Class A
02/15/2038	4.370%	3,096,000	3,111,051
Ford Credit Floorplan Master Owner Trust
Series 2025-1 Class A1
04/15/2030	4.630%	3,885,000	3,941,439
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundation Finance Trust(a)
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	3,616,754	3,782,658
FREED ABS Trust(a)
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	128,750	128,592
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,951,562
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	381,521	380,012
GM Financial Automobile Leasing Trust
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	814,290
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	638,000	654,696
Series 2024-2 Class A
03/11/2037	4.520%	988,000	999,256
Series 2025-1 Class A
12/11/2037	4.640%	6,427,000	6,534,645
GMF Floorplan Owner Revolving Trust(a)
Series 2024-4A Class A1
11/15/2029	4.730%	3,029,000	3,070,773
Series 2025-2 Class A
03/15/2030	4.640%	3,209,000	3,238,748
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	124,253	114,609
Series 2017-2A Class A
10/15/2053	3.260%	632,598	571,279
Series 2017-R1A Class R
10/20/2052	5.000%	51,947	51,880
Series 2019-2A Class A
04/15/2055	2.760%	910,181	783,948
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	180,390	167,857
Series 2017-1A Class A2
09/20/2047	4.460%	305,861	293,947
Series 2017-3A Class A2
09/20/2048	3.950%	389,781	366,293
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	8.274%	3,998,500	3,991,030
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2025-3 Class A4
11/21/2031	4.100%	2,143,000	2,152,877
Hyundai Auto Lease Securitization Trust(a)
Series 2025-B Class A3
04/17/2028	4.530%	4,103,000	4,139,920
Hyundai Auto Receivables Trust
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,850,684
Series 2023-B Class A3
04/17/2028	5.480%	711,835	717,384
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	6,012,796
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	1,228,540	1,227,468
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,544,500
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,804,874
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,854,287
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,579,388
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,870,804
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,844,828
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,486,502
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,141,703
Series 2025-1 Class A3
12/17/2029	4.780%	1,384,000	1,402,039
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	335,694	337,598
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,251,971	1,274,322
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	701,599	695,933
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class A2A
01/15/2043	3.420%	196,590	195,521
Series 2019-CA Class A2
02/15/2068	3.130%	221,542	218,949
Series 2019-D Class A2A
12/15/2059	3.010%	1,052,508	1,023,927
Series 2019-FA Class A2
08/15/2068	2.600%	728,775	705,231
Series 2020-EA Class A
05/15/2069	1.690%	1,896,521	1,781,347
Series 2020-GA Class A
09/16/2069	1.170%	685,256	639,674
Series 2021-CA Class A
10/15/2069	1.060%	1,214,253	1,112,430
Series 2021-EA Class A
12/16/2069	0.970%	2,698,641	2,430,690
Series 2021-FA Class A
02/18/2070	1.110%	1,737,923	1,552,045
Series 2021-GA Class A
04/15/2070	1.580%	437,980	395,552
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,833,875	1,643,975
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	4.762%	620,003	618,706
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	4.712%	1,055,921	1,048,379
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	4.739%	1,875,470	1,861,863
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	4.759%	1,576,680	1,566,984
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,275,055
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A4
12/15/2028	4.180%	208,591	208,524
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	4,072,947

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	159,124	148,635
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,172,521	3,143,246
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	1,631,244	1,639,758
Series 2025-2 Class A3
08/15/2029	4.670%	1,551,000	1,563,721
Series 2025-3 Class A3
01/15/2030	4.380%	2,399,000	2,411,262
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,744,265
SBNA Auto Lease Trust(a)
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,176,356
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	773,983	777,156
Series 2024-A Class A4
04/16/2029	5.210%	525,000	529,067
SCF Equipment Leasing LLC(a)
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,470,457
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,453,635	2,468,637
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	468,845
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,740,305
Series 2025-2A Class A4
05/20/2031	4.580%	1,469,000	1,491,313
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	972,741	997,590
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	1,101,137	1,103,613
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	1,060,229	1,052,652
Series 2021-A Class APT1
01/15/2053	1.070%	2,428,977	2,223,807
SoFi Professional Loan Program Trust(a)
Series 2021-B Class AFX
02/15/2047	1.140%	1,350,649	1,184,507
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,372,682	2,619,310
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,650,000	1,732,078
Synchrony Card Funding LLC
Series 2025-A2 Class A
05/15/2031	4.490%	2,448,000	2,476,165
Synchrony Card Issuance Trust
Series 2025-A1 Class A
02/18/2031	4.780%	2,715,000	2,762,720
T-Mobile US Trust(a)
Series 2024-2A Class A
05/21/2029	4.250%	5,293,000	5,307,355
Series 2025-1 Class A
11/20/2029	4.740%	1,570,000	1,590,720
Series 2025-2A Class A
04/22/2030	4.340%	1,646,000	1,656,825
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,178,575
Series 2025-B Class A3
11/15/2029	4.340%	414,000	417,394
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	453,421
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	54,217	54,122
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	1,591,430	1,322,503
US Auto Funding Trust(a),(f)
Subordinated Series 2022-1A Class D
07/15/2027	0.000%	5,000,000	50
USB Auto Owner Trust(a)
Series 2025-1A Class A3
06/17/2030	4.490%	1,793,000	1,809,413
Series 2025-1A Class A4
12/16/2030	4.620%	536,000	542,176
Verizon Master Trust
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,167,585
Series 2025-3 Class A1A
03/20/2030	4.510%	3,308,000	3,336,295
Verizon Master Trust(a)
Series 2025-2 Class A
01/20/2033	4.940%	3,633,000	3,738,834
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-4 Class A
03/21/2033	4.760%	2,957,000	3,034,811
VM Debt LLC(a),(g)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,996,294	7,242,016
Volkswagen Auto Lease Trust
Series 2025-B Class A3
01/22/2029	4.010%	4,573,000	4,579,217
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A3
07/20/2029	4.630%	906,000	916,049
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,324,374
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	623,291
World Omni Auto Receivables Trust
Series 2025-C Class A4
11/17/2031	4.190%	1,319,000	1,325,551
Total Asset-Backed Securities — Non-Agency (Cost $325,177,650)			322,304,985

Commercial Mortgage-Backed Securities - Agency 3.2%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	1.992%	7,800,000	6,783,970
Series 2022-M1S Class A2
04/25/2032	2.153%	8,700,000	7,644,825
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,232,935
Federal National Mortgage Association
06/01/2028	3.570%	2,691,700	2,668,874
11/01/2028	5.585%	4,537,615	4,724,051
02/01/2029	3.740%	1,515,000	1,503,396
10/01/2029	3.121%	2,105,776	2,046,964
02/01/2030	2.570%	2,406,273	2,263,888
02/01/2030	2.920%	2,505,997	2,398,492
02/01/2030	3.550%	1,000,000	979,096
06/01/2030	3.130%	4,812,000	4,615,116
07/01/2030	3.850%	4,225,503	4,173,527
02/01/2031	3.260%	6,236,000	5,948,592
01/01/2032	2.730%	2,395,991	2,211,383
01/01/2032	2.730%	1,825,000	1,675,461
01/01/2032	2.780%	2,038,729	1,887,450
01/01/2032	2.970%	1,484,615	1,388,620
02/01/2032	2.990%	2,758,863	2,579,482
05/01/2032	3.090%	5,565,000	5,176,478
06/01/2032	3.540%	7,921,000	7,555,721
11/01/2032	1.456%	9,070,116	7,578,296
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2032	4.230%	3,836,391	3,815,564
11/01/2032	4.705%	3,400,000	3,479,763
11/01/2033	2.430%	1,274,582	1,114,786
12/01/2033	2.500%	1,569,893	1,371,482
04/01/2035	3.330%	2,254,634	2,081,248
10/01/2035	2.880%	5,000,000	4,282,508
Series 2017-M5 Class A2
04/25/2029	3.176%	931,453	900,409
Series 2017-T1 Class A
06/25/2027	2.898%	2,744,721	2,684,597
Federal National Mortgage Association(c)
06/01/2037	5.888%	281,288	280,433
Series 2017-M12 Class A2
06/25/2027	3.163%	1,403,051	1,380,355
Series 2018-M10 Class A2
07/25/2028	3.466%	2,596,060	2,560,536
Series 2018-M3 Class A2
02/25/2030	3.160%	607,574	582,354
Series 2018-M4 Class A2
03/25/2028	3.159%	1,039,727	1,020,209
Series 2023-M8 Class A2
03/25/2033	4.625%	3,685,000	3,701,574
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	2.011%	32,478,218	2,184,069
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.754%	19,256,190	2,099,995
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.106%	1,000,000	1,029,863
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	2,253,982
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.816%	95,477	95,244
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	4.906%	566,467	566,204
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.906%	797,907	797,580

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.906%	340,175	340,053
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	4.916%	125,840	125,803
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% 03/25/2050	8.221%	6,939,045	7,059,045
Total Commercial Mortgage-Backed Securities - Agency (Cost $126,924,789)			122,844,273

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

AMSR Trust(a)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,116,261
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,115,809
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,734,318
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,894,847
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,960,068
BANK(c)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	705,000	746,242
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	367,503	368,110
Series 2022-C17 Class A5
09/15/2055	4.441%	2,556,000	2,518,211
Series 2025-5C33 Class A4
03/15/2058	5.839%	2,273,000	2,392,245
Series 2025-5C37 Class A3
09/15/2058	5.015%	1,528,000	1,560,090
Series 2025-C35 Class A5
07/15/2058	5.586%	569,000	597,957
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	7,374,279
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	0.953%	29,636	1
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2021-B25 Class A4
04/15/2054	2.268%	760,000	690,618
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,582,998
BMD2 Re-Remic Trust(a),(i)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,972,550
BMO Mortgage Trust
Series 2025-5C10 Class A3
05/15/2058	5.578%	1,142,000	1,190,618
Series 2025-C11 Class A5
02/15/2058	5.687%	1,142,000	1,207,637
BMO Mortgage Trust(c)
Series 2025-C12 Class A5
06/15/2058	5.871%	761,000	815,184
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	4.965%	4,876,112	4,860,874
Series 2025-COPT Class A
1-month Term SOFR + 1.750% Floor 1.750% 09/15/2042	6.100%	1,190,000	1,191,116
BX Trust(a),(b)
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.850%	1,442,000	1,448,294
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	166,245	164,696
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,673,750
FirstKey Homes Trust(a)
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,670,616
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	6.356%	1,307,366	1,303,784
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.706%	6,356,166	6,403,341
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.590%	3,695,001	3,741,923
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	10.840%	2,500,000	2,804,064
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,602,092
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,698,295
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,266,924
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.360%	7,500,000	6,566,493
GAM Re-REMIC Trust(a),(h)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	5,000,000	4,441,241
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,782,067
Series 2021-FRR1 Class 2C
11/29/2050	0.000%	3,500,000	3,035,091
GS Mortgage Securities Trust
Series 2020-GSA2 Class A4
12/12/2053	1.721%	2,582,000	2,308,724
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.953%	366,562	6,406
CMO Series 2013-2 Class A
03/25/2039	1.715%	505,734	13,329
CMO Series 2014-2 Class A
04/25/2040	2.645%	87,043	4,733
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,458,058
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1 Class A3
03/15/2030	5.635%	533,000	556,457
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.057%	1,568,992	2
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	885,641
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	845,266	754,362
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,540,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,735,263
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,840,771
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,340,556
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	978,960
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,704,164
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,578,849
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	3,052,094
Starwood Waypoint Homes Trust(g)
Series 2019-STL Class A
10/11/2026	7.250%	1,771,902	1,745,678
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class A
1-month Term SOFR + 1.443% Floor 1.443% 03/15/2042	5.806%	1,515,000	1,506,249
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.888%	109,498	192
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	22,539	0
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.364% Floor 1.150% 02/15/2040	5.415%	681,742	680,037
Wells Fargo Commercial Mortgage Trust
Series 2025-C64 Class A5
02/15/2058	5.645%	380,000	401,848
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $142,925,675)			146,585,077

Convertible Bonds 0.1%

Banking 0.1%
Banco Santander SA(e),(j)
	9.625%	1,000,000	1,116,185
BNP Paribas SA(a),(e),(j)
	7.375%	270,000	282,233
NatWest Group PLC(e),(j)
	8.125%	340,000	381,978

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(e),(j)
	9.250%	320,000	381,281
	9.250%	315,000	346,668
Total			2,508,345
Total Convertible Bonds (Cost $2,352,980)			2,508,345

Corporate Bonds & Notes 27.8%

Aerospace & Defense 0.5%
Allegheny Technologies, Inc.
12/01/2027	5.875%	480,000	480,851
BAE Systems PLC(a)
02/15/2031	1.900%	217,000	190,879
Boeing Co. (The)
03/01/2028	3.250%	190,000	185,457
05/01/2029	6.298%	425,000	451,159
05/01/2031	6.388%	242,000	263,451
05/01/2050	5.805%	1,383,000	1,381,804
05/01/2054	6.858%	826,000	942,285
05/01/2060	5.930%	662,000	662,835
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	581,271
Embraer Netherlands Finance BV
02/11/2035	5.980%	2,067,000	2,190,009
Embraer Netherlands Finance BV(k)
01/09/2038	5.400%	1,207,000	1,201,540
General Electric Co.
07/29/2030	4.300%	2,399,000	2,413,537
01/29/2036	4.900%	2,180,000	2,209,403
Howmet Aerospace, Inc.
10/15/2031	4.850%	1,061,000	1,088,721
Northrop Grumman Corp.
07/15/2030	4.650%	1,137,000	1,156,740
07/15/2035	5.250%	1,055,000	1,091,232
RTX Corp.
03/15/2054	6.400%	504,000	563,709
TransDigm, Inc.(a)
03/01/2032	6.625%	900,000	927,168
Total			17,982,051
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	543,612	505,631
Airlines 0.4%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	233,542	219,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class AA
01/15/2030	3.300%	167,458	158,265
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	753,248	724,185
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	358,750	358,929
04/20/2029	5.750%	1,100,000	1,104,410
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	266,930	257,355
Series 2018-1 Class AA
09/20/2031	3.800%	170,477	166,906
Series 2019-1 Class AA
06/15/2034	3.300%	308,029	289,200
Delta Air Lines, Inc.
07/10/2028	4.950%	3,187,000	3,225,502
07/10/2030	5.250%	3,585,000	3,659,348
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,580,000	2,594,539
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	497,293
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	661,664	623,262
United Airlines, Inc.(a)
04/15/2026	4.375%	535,000	534,070
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	307,428	297,051
Series 2018-1 Class A
03/01/2030	3.700%	820,401	769,457
Series 2018-1 Class AA
03/01/2030	3.500%	259,588	249,729
Series 2019-1 Class A
08/25/2031	4.550%	457,697	438,051
Series 2019-1 Class AA
08/25/2031	4.150%	485,361	471,123
Total			16,638,208
Apartment REIT 0.3%
American Homes 4 Rent LP
06/15/2030	4.950%	1,030,000	1,048,414
04/15/2032	3.625%	1,349,000	1,263,649
07/15/2034	5.500%	549,000	565,186
04/15/2052	4.300%	605,000	484,925
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Essex Portfolio LP
01/15/2031	1.650%	180,000	155,464
06/15/2031	2.550%	696,000	623,871
04/01/2034	5.500%	1,173,000	1,219,249
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	234,000	202,404
04/15/2032	4.150%	1,343,000	1,298,542
01/15/2033	4.950%	1,360,000	1,367,110
02/01/2035	4.875%	1,192,000	1,177,057
UDR, Inc.
09/01/2026	2.950%	212,000	209,760
09/01/2034	5.125%	280,000	283,571
Total			9,899,202
Automotive 0.5%
Adient Global Holdings Ltd.(a)
04/15/2028	7.000%	500,000	512,626
Allison Transmission, Inc.(a)
06/01/2029	5.875%	515,000	519,617
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	693,000	693,276
BMW US Capital LLC(a)
08/11/2035	5.200%	1,368,000	1,383,058
Dana, Inc.
06/15/2028	5.625%	250,000	249,970
Ford Motor Credit Co. LLC
02/10/2029	2.900%	5,076,000	4,702,684
05/03/2029	5.113%	363,000	360,453
General Motors Financial Co., Inc.
06/10/2031	2.700%	2,986,000	2,667,684
04/04/2034	5.950%	438,000	455,237
Goodyear Tire & Rubber Co. (The)
07/15/2031	5.250%	450,000	423,321
Hyundai Capital America(a)
01/08/2026	1.300%	239,000	236,996
01/10/2028	1.800%	196,000	185,550
03/27/2030	5.150%	1,172,000	1,195,647
09/18/2030	4.500%	1,030,000	1,025,026
Toyota Motor Credit Corp.
09/03/2032	4.650%	2,400,000	2,418,516
Volkswagen Group of America Finance LLC(a)
03/27/2028	5.050%	721,000	730,798
11/13/2028	4.750%	710,000	714,617
03/27/2030	5.350%	1,132,000	1,161,017
Total			19,636,093
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 8.5%
ABN AMRO Bank NV(a),(e)
10/13/2026	6.575%	300,000	300,215
12/03/2028	4.988%	700,000	710,940
12/13/2029	2.470%	500,000	473,095
Subordinated
03/13/2037	3.324%	800,000	722,755
AIB Group PLC(a),(e)
09/13/2029	6.608%	265,000	281,365
05/15/2031	5.320%	200,000	205,885
American Express Co.(e)
04/25/2029	4.731%	2,583,000	2,622,595
07/20/2029	4.351%	3,196,000	3,213,201
01/30/2031	5.085%	1,083,000	1,115,906
04/25/2031	5.016%	3,719,000	3,825,390
07/20/2033	4.918%	2,656,000	2,701,307
01/30/2036	5.442%	1,417,000	1,471,823
04/25/2036	5.667%	1,318,000	1,396,101
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	277,672
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	1,600,000	1,653,607
Banco Santander SA(e)
09/14/2027	1.722%	200,000	195,154
Banco Santander SA
08/08/2028	5.588%	2,400,000	2,493,342
07/15/2031	5.439%	200,000	209,970
Bank of America Corp.(e),(j)
	6.250%	645,000	653,386
Bank of America Corp.(e)
07/22/2027	1.734%	4,975,000	4,875,970
04/24/2028	3.705%	365,000	362,576
12/20/2028	3.419%	210,000	206,684
09/15/2029	5.819%	688,000	719,326
01/24/2031	5.162%	1,088,000	1,122,936
02/13/2031	2.496%	2,580,000	2,387,414
07/23/2031	1.898%	431,000	384,756
10/24/2031	1.922%	690,000	612,542
02/04/2033	2.972%	1,280,000	1,165,502
04/27/2033	4.571%	911,000	909,164
01/23/2035	5.468%	547,000	571,490
01/24/2036	5.511%	341,000	356,373
06/19/2041	2.676%	2,902,000	2,138,721
12/31/2079	6.625%	682,000	710,755
Subordinated
08/15/2035	5.425%	701,000	715,478
03/08/2037	3.846%	1,091,000	1,019,748
Bank of Ireland Group PLC(a),(e)
03/20/2030	5.601%	350,000	362,851
Bank of Montreal
06/04/2031	5.511%	263,000	276,995

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	202,000	214,949
02/11/2031	4.942%	2,252,000	2,313,672
Bank of Nova Scotia (The)(e)
11/10/2032	4.740%	473,000	478,180
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	545,000	531,289
07/13/2028	5.790%	737,000	767,027
Barclays PLC(e)
11/11/2029	4.470%	2,706,000	2,710,651
09/10/2030	4.942%	929,000	942,786
11/02/2033	7.437%	1,195,000	1,371,274
02/25/2036	5.785%	1,572,000	1,639,855
BNP Paribas SA(a),(e)
01/09/2030	5.176%	1,320,000	1,353,177
01/13/2033	5.786%	708,000	742,341
01/20/2033	3.132%	341,000	310,320
Subordinated
11/19/2035	5.906%	1,530,000	1,587,348
BPCE SA(a)
07/19/2027	4.750%	250,000	252,552
01/18/2028	5.125%	1,622,000	1,653,417
BPCE SA(a),(e)
10/19/2027	6.612%	630,000	644,142
10/19/2029	6.714%	804,000	853,891
05/28/2031	5.389%	903,000	925,996
01/20/2032	2.277%	605,000	533,392
10/19/2034	7.003%	1,044,000	1,163,801
05/30/2035	5.936%	330,000	346,039
01/14/2036	6.293%	280,000	299,777
05/28/2036	6.027%	1,329,000	1,399,332
Subordinated
10/19/2032	3.116%	900,000	799,287
CaixaBank SA(a),(e)
09/13/2027	6.684%	330,000	337,189
07/03/2029	4.634%	2,600,000	2,617,369
07/03/2031	4.885%	2,600,000	2,627,767
07/03/2036	5.581%	1,766,000	1,808,511
Canadian Imperial Bank of Commerce(e)
09/08/2028	4.243%	2,412,000	2,416,416
09/11/2030	4.631%	295,000	298,433
09/08/2031	4.580%	2,583,000	2,592,510
Capital One Financial Corp.(e)
11/02/2027	1.878%	254,000	247,523
02/01/2035	6.051%	3,065,000	3,250,162
Citibank NA
08/06/2029	4.838%	335,000	343,071
Citigroup, Inc.(e),(j)
	6.750%	957,000	972,145
	6.950%	532,000	546,564
	7.125%	1,425,000	1,472,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(e)
07/24/2028	3.668%	448,000	443,949
03/04/2029	4.786%	2,789,000	2,824,717
02/13/2030	5.174%	414,000	424,844
03/20/2030	3.980%	745,000	736,075
09/19/2030	4.542%	4,645,000	4,666,618
05/07/2031	4.952%	2,052,000	2,090,404
09/11/2031	4.503%	3,138,000	3,139,407
05/01/2032	2.561%	1,086,000	978,822
11/03/2032	2.520%	1,350,000	1,198,487
01/25/2033	3.057%	1,014,000	923,715
11/17/2033	6.270%	1,235,000	1,347,328
03/27/2036	5.333%	2,811,000	2,875,016
09/11/2036	5.174%	3,052,000	3,082,447
03/04/2056	5.612%	1,914,000	1,932,666
Subordinated
02/13/2035	5.827%	2,307,000	2,394,798
01/24/2036	6.020%	2,410,000	2,527,111
Commonwealth Bank of Australia(k)
10/01/2030	4.150%	1,526,000	1,525,614
Credit Agricole SA(a),(e)
01/26/2027	1.247%	1,320,000	1,306,101
09/11/2028	4.631%	380,000	382,326
10/03/2029	6.316%	970,000	1,022,293
09/25/2033	4.818%	2,259,000	2,247,414
01/09/2036	5.862%	555,000	584,143
Credit Suisse Group AG(a),(e)
01/12/2029	3.869%	250,000	247,877
Danske Bank A/S(a),(e)
03/01/2030	5.705%	320,000	332,971
10/02/2030	4.613%	524,000	526,551
Deutsche Bank AG(e)
07/13/2027	7.146%	270,000	275,728
01/07/2028	2.552%	250,000	244,507
02/08/2028	5.706%	527,000	536,419
08/04/2031	4.950%	1,384,000	1,396,398
Subordinated
01/07/2033	3.742%	315,000	290,434
02/10/2034	7.079%	645,000	708,810
Deutsche Bank AG
05/10/2029	5.414%	290,000	301,811
DNB Bank ASA(a),(e)
11/05/2030	4.853%	885,000	902,291
Goldman Sachs Group, Inc. (The)(e),(j)
	6.850%	730,000	759,176
	7.500%	481,000	508,899
Goldman Sachs Group, Inc. (The)(e)
03/09/2027	1.431%	518,000	511,313
02/24/2028	2.640%	1,025,000	1,003,557
03/15/2028	3.615%	450,000	446,542
04/23/2029	3.814%	430,000	426,242
10/24/2029	6.484%	2,207,000	2,348,728
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/25/2030	5.727%	264,000	276,185
07/23/2030	5.049%	1,231,000	1,262,073
10/23/2030	4.692%	2,385,000	2,415,799
01/28/2031	5.207%	4,012,000	4,140,780
04/23/2031	5.218%	4,924,000	5,091,745
04/22/2032	2.615%	1,648,000	1,493,875
02/24/2033	3.102%	2,649,000	2,429,848
07/23/2035	5.330%	2,700,000	2,779,071
10/23/2035	5.016%	962,000	968,520
01/28/2056	5.734%	1,122,000	1,163,729
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	321,000	300,675
HSBC Holdings PLC(e)
08/11/2028	5.210%	1,217,000	1,237,533
09/22/2028	2.013%	1,401,000	1,342,247
05/22/2030	3.973%	1,394,000	1,373,168
11/19/2030	5.286%	1,929,000	1,990,643
08/18/2031	2.357%	284,000	257,013
05/17/2032	5.733%	896,000	941,930
05/24/2032	2.804%	1,032,000	934,867
Huntington Bancshares, Inc.(e)
02/02/2035	5.709%	254,000	264,578
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,062,000	1,209,577
Intesa Sanpaolo SpA(a),(e)
Subordinated
06/01/2042	4.950%	1,199,000	1,015,881
JPMorgan Chase & Co.(e)
04/22/2031	2.522%	1,219,000	1,130,638
Subordinated
07/23/2036	5.576%	1,715,000	1,779,278
KeyCorp(e)
04/04/2031	5.121%	874,000	897,419
06/01/2033	4.789%	488,000	486,518
Lloyds Banking Group PLC(e)
05/11/2027	1.627%	356,000	350,263
01/05/2028	5.462%	205,000	208,103
01/05/2035	5.679%	220,000	230,693
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	300,000	299,954
M&T Bank Corp.(e)
01/16/2036	5.385%	419,000	424,822
Macquarie Bank Ltd.(a),(e)
Subordinated
03/03/2036	3.052%	280,000	253,115
Macquarie Group Ltd.(a),(e)
01/15/2030	5.033%	219,000	223,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	349,000	315,136
07/18/2039	3.751%	242,000	212,415
Mitsubishi UFJ Financial Group, Inc.(e)
09/12/2031	4.527%	2,247,000	2,255,922
09/12/2036	5.188%	2,261,000	2,297,576
Mizuho Financial Group, Inc.(e)
07/10/2030	5.382%	300,000	310,534
09/13/2030	2.869%	219,000	207,017
Morgan Stanley(e)
01/24/2029	3.772%	192,000	190,350
02/01/2029	5.123%	579,000	591,301
04/12/2029	4.994%	4,047,000	4,125,919
07/20/2029	5.449%	1,551,000	1,602,345
01/16/2030	5.173%	1,117,000	1,147,629
01/23/2030	4.431%	318,000	319,519
07/19/2030	5.042%	5,563,000	5,699,812
01/15/2031	5.230%	4,428,000	4,570,476
04/17/2031	5.192%	1,765,000	1,822,635
02/13/2032	1.794%	2,719,000	2,370,331
04/28/2032	1.928%	1,905,000	1,662,169
01/21/2033	2.943%	169,000	153,754
07/21/2034	5.424%	323,000	336,483
04/19/2035	5.831%	3,911,000	4,167,881
07/19/2035	5.320%	624,000	643,096
04/17/2036	5.664%	446,000	470,605
Subordinated
09/16/2036	2.484%	251,000	218,139
Morgan Stanley Private Bank NA(e)
07/06/2028	4.466%	2,426,000	2,439,885
07/18/2031	4.734%	7,240,000	7,349,789
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	368,163
National Australia Bank Ltd.(a),(e)
Subordinated
08/02/2034	3.933%	366,000	355,213
Nationwide Building Society(a),(e)
10/18/2027	6.557%	210,000	214,729
02/16/2028	2.972%	210,000	206,191
07/14/2036	5.537%	1,277,000	1,312,297
Nationwide Building Society(a)
07/29/2029	5.127%	356,000	366,843
09/30/2030	4.351%	2,243,000	2,234,957
NatWest Group PLC(e)
09/13/2029	5.808%	380,000	396,427
05/23/2031	5.115%	400,000	410,192
NatWest Markets PLC(a)
05/17/2029	5.410%	985,000	1,021,519
03/21/2030	5.022%	988,000	1,014,370

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	204,990
PNC Bank NA(e)
07/21/2028	4.429%	3,208,000	3,223,566
PNC Financial Services Group, Inc. (The)(e)
10/21/2032	4.812%	2,242,000	2,273,493
08/18/2034	5.939%	324,000	347,546
10/20/2034	6.875%	984,000	1,114,898
01/22/2035	5.676%	201,000	211,967
07/21/2036	5.373%	1,223,000	1,259,178
Royal Bank of Canada(e)
10/18/2030	4.650%	2,440,000	2,469,277
08/06/2031	4.696%	2,740,000	2,775,994
Royal Bank of Scotland Group PLC(e)
05/08/2030	4.445%	208,000	208,389
Santander UK Group Holdings PLC(e)
09/11/2030	4.858%	2,382,000	2,408,981
04/15/2031	5.694%	279,000	291,131
Societe Generale SA(a),(e)
12/14/2026	1.488%	1,181,000	1,173,559
01/12/2027	6.447%	400,000	401,901
01/19/2028	2.797%	1,114,000	1,090,294
01/10/2029	6.446%	400,000	416,387
05/22/2031	5.512%	350,000	359,747
06/09/2032	2.889%	914,000	819,541
04/13/2033	6.100%	918,000	967,427
01/19/2035	6.066%	351,000	369,025
Subordinated
01/19/2055	7.132%	1,880,000	2,004,799
Societe Generale SA(a)
01/22/2030	3.000%	354,000	331,224
Societe Generale SA(a),(e),(k)
10/03/2036	5.439%	2,414,000	2,411,685
Standard Chartered PLC(a),(e)
01/14/2027	1.456%	260,000	257,753
05/14/2028	5.688%	515,000	525,822
11/16/2028	7.767%	885,000	946,922
01/09/2029	6.301%	569,000	592,016
05/14/2035	5.905%	1,036,000	1,093,900
State Street Corp.(e),(j)
	6.700%	325,000	338,108
State Street Corp.
02/28/2030	4.729%	3,188,000	3,258,098
Sumitomo Mitsui Financial Group, Inc.
01/13/2028	5.520%	310,000	319,730
07/16/2029	3.040%	567,000	542,293
07/09/2031	5.424%	350,000	366,508
Sumitomo Mitsui Financial Group, Inc.(e)
07/08/2031	4.660%	1,420,000	1,435,771
07/08/2033	4.954%	1,420,000	1,444,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Trust Bank Ltd.(a)
09/11/2030	4.350%	1,530,000	1,534,281
Sumitomo Mitsui Trust Group, Inc.(a),(e)
Subordinated
09/11/2036	5.416%	1,981,000	2,005,382
Synchrony Financial(e)
07/29/2036	6.000%	1,197,000	1,223,138
Toronto-Dominion Bank (The)
07/17/2028	5.523%	195,000	202,369
Truist Bank(e)
07/24/2028	4.420%	3,208,000	3,221,782
Truist Financial Corp.(e)
10/30/2029	7.161%	695,000	752,867
01/26/2034	5.122%	1,099,000	1,114,298
06/08/2034	5.867%	352,000	372,956
01/24/2035	5.711%	260,000	272,781
UBS Group AG(a),(e)
05/12/2028	4.751%	1,091,000	1,100,322
12/23/2029	4.151%	2,783,000	2,776,370
08/13/2030	3.126%	2,774,000	2,649,039
09/13/2030	5.617%	683,000	713,246
09/23/2031	4.398%	2,761,000	2,753,231
03/23/2037	5.010%	4,784,000	4,762,145
US Bancorp(e)
01/23/2030	5.384%	228,000	235,753
07/23/2030	5.100%	434,000	446,251
05/15/2031	5.083%	415,000	426,481
01/23/2035	5.678%	147,000	154,808
Wells Fargo & Co.(e),(j)
	6.850%	1,048,000	1,102,649
Wells Fargo & Co.(e)
01/24/2028	4.900%	1,714,000	1,729,766
04/22/2028	5.707%	1,241,000	1,270,285
07/25/2028	4.808%	1,459,000	1,476,535
04/23/2029	4.970%	4,100,000	4,177,789
07/25/2029	5.574%	781,000	809,353
09/15/2029	4.078%	2,216,000	2,206,806
10/23/2029	6.303%	2,247,000	2,380,373
01/24/2031	5.244%	642,000	664,183
04/23/2031	5.150%	3,834,000	3,954,834
04/24/2034	5.389%	792,000	822,906
07/25/2034	5.557%	1,171,000	1,229,981
10/23/2034	6.491%	398,000	442,372
12/03/2035	5.211%	1,820,000	1,859,707
04/23/2036	5.605%	1,589,000	1,667,119
09/15/2036	4.892%	2,893,000	2,886,446
04/30/2041	3.068%	1,330,000	1,032,271
Total			324,452,677
Brokerage/Asset Managers/Exchanges 0.2%
Ares Management Corp.
10/11/2054	5.600%	1,193,000	1,150,449
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Asset Management Ltd.
09/15/2055	6.077%	804,000	834,182
Brookfield Finance, Inc.
01/15/2036	5.330%	1,700,000	1,708,976
Nomura Holdings, Inc.
07/01/2030	4.904%	2,600,000	2,637,673
Total			6,331,280
Building Materials 0.1%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	800,000	752,511
CRH SMW Finance DAC
01/09/2030	5.125%	268,000	275,895
Knife River Corp.(a)
05/01/2031	7.750%	280,000	293,969
Masterbrand, Inc.(a)
07/15/2032	7.000%	425,000	439,835
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	575,108
Standard Industries, Inc.(a)
01/15/2028	4.750%	300,000	297,532
07/15/2030	4.375%	500,000	479,503
Total			3,114,353
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	200,000	198,698
03/01/2030	4.750%	3,150,000	3,022,897
02/01/2031	4.250%	1,160,000	1,068,699
Charter Communications Operating LLC
06/01/2034	6.550%	517,000	550,911
Charter Communications Operating LLC/Capital
02/01/2032	2.300%	262,000	223,931
12/01/2035	5.850%	1,561,000	1,576,295
04/01/2038	5.375%	167,000	157,246
06/01/2041	3.500%	404,000	295,102
03/01/2042	3.500%	2,996,000	2,158,024
03/01/2050	4.800%	231,000	182,643
04/01/2051	3.700%	255,000	168,179
06/01/2052	3.900%	1,139,000	770,605
04/01/2053	5.250%	966,000	806,885
12/01/2055	6.700%	1,458,000	1,472,535
04/01/2063	5.500%	411,000	344,059
Comcast Corp.
06/01/2034	5.300%	257,000	266,643
08/15/2034	4.200%	236,000	225,491
03/01/2038	3.900%	673,000	591,735
11/01/2051	2.887%	248,000	152,645
11/01/2052	4.049%	758,000	579,270
05/15/2053	5.350%	2,676,000	2,511,201
11/01/2056	2.937%	2,913,000	1,727,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2063	2.987%	879,000	501,970
CSC Holdings LLC(a)
02/01/2029	6.500%	700,000	517,074
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	375,000	374,705
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,058,438
EchoStar Corp.
11/30/2029	10.750%	85,000	93,522
Sirius XM Radio, Inc.(a)
07/15/2028	4.000%	1,539,000	1,487,889
Time Warner Cable LLC
09/01/2041	5.500%	460,000	421,227
Total			23,505,786
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	470,000	482,395
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	369,272
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	500,000	188,002
Chemours Co. (The)(a)
11/15/2028	5.750%	505,000	492,961
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	490,481
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	100,000	100,869
Sherwin-Williams Co. (The)
09/01/2031	4.800%	411,000	419,744
WR Grace Holdings LLC(a)
08/15/2032	6.625%	350,000	346,103
Total			2,889,827
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
05/14/2027	5.000%	2,384,000	2,426,957
08/16/2029	4.375%	897,000	909,723
Caterpillar, Inc.
05/15/2035	5.200%	2,607,000	2,697,971
Deere & Co.
01/16/2035	5.450%	3,340,000	3,515,565
01/19/2055	5.700%	1,655,000	1,742,194
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	572,628

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	400,000	399,088
06/15/2030	7.000%	100,000	103,882
John Deere Capital Corp.
09/08/2026	5.150%	1,458,000	1,475,739
01/08/2027	4.500%	1,970,000	1,985,756
09/15/2027	4.150%	1,563,000	1,570,547
01/07/2028	4.650%	1,388,000	1,410,834
06/11/2029	4.850%	259,000	266,043
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	277,343
Terex Corp.(a)
05/15/2029	5.000%	520,000	512,084
United Rentals North America, Inc.
01/15/2030	5.250%	765,000	769,810
Total			20,636,164
Consumer Cyclical Services 0.3%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	561,029
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	230,676
CBRE Services, Inc.
06/15/2035	5.500%	1,038,000	1,068,638
Garda World Security Corp(a)
02/15/2027	4.625%	378,000	375,251
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	285,000	285,061
Service Corp. International
06/01/2029	5.125%	430,000	430,348
Uber Technologies, Inc.
01/15/2031	4.150%	2,059,000	2,040,324
09/15/2034	4.800%	3,579,000	3,583,655
09/15/2035	4.800%	1,673,000	1,656,834
09/15/2054	5.350%	946,000	917,207
Total			11,149,023
Consumer Products 0.1%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	582,959
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	411,173
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	508,000	506,468
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	245,000	240,444
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,086,820
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	695,000	675,228
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	705,000	676,612
Total			4,179,704
Diversified Manufacturing 0.4%
Carlisle Cos, Inc.
09/15/2035	5.250%	1,020,000	1,032,977
09/15/2040	5.550%	408,000	413,208
Chart Industries, Inc.(a)
01/01/2030	7.500%	685,000	713,784
Eaton Capital ULC
05/09/2030	4.450%	1,064,000	1,075,197
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	965,000	992,767
Griffon Corp.
03/01/2028	5.750%	436,000	435,746
Honeywell International, Inc.
03/01/2054	5.250%	245,000	235,687
Madison IAQ LLC(a)
06/30/2028	4.125%	300,000	292,872
Siemens Funding BV(a)
05/26/2028	4.350%	2,606,000	2,632,764
05/28/2030	4.600%	1,739,000	1,770,636
05/28/2032	4.900%	2,095,000	2,151,776
05/28/2035	5.200%	2,095,000	2,172,676
05/28/2055	5.800%	1,062,000	1,135,114
TriMas Corp.(a)
04/15/2029	4.125%	505,000	488,353
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	810,000	821,099
Total			16,364,656
Electric 3.0%
AEP Transmission Co. LLC
09/15/2049	3.150%	257,000	176,139
08/15/2051	2.750%	336,000	213,072
Alabama Power Co.
04/02/2035	5.100%	1,109,000	1,133,198
Ameren Illinois Co.
07/01/2054	5.550%	369,000	373,637
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	487,000	436,655
Arizona Public Service Co.
08/15/2055	5.900%	1,360,000	1,394,759
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,045,000	936,594
06/01/2035	5.450%	1,838,000	1,910,178
08/15/2046	3.500%	221,000	166,844
Calpine Corp.(a)
02/15/2028	4.500%	640,000	637,538
03/15/2028	5.125%	1,110,000	1,110,299
02/01/2029	4.625%	649,000	642,940
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	1,642,000	1,636,557
03/01/2052	3.600%	772,000	573,596
Commonwealth Edison Co.
06/01/2055	5.950%	190,000	202,371
Consolidated Edison Co of New York, Inc.
11/15/2059	3.700%	399,000	286,186
Consolidated Edison Co. of New York, Inc.
12/01/2051	3.200%	234,000	159,312
Consumers Energy Co.
01/15/2031	4.500%	2,051,000	2,071,239
05/15/2033	4.625%	412,000	412,485
05/15/2035	5.050%	1,516,000	1,541,963
Dominion Energy, Inc.(e)
06/01/2054	7.000%	198,000	215,196
02/01/2055	6.875%	311,000	326,017
05/15/2055	6.625%	785,000	814,106
02/15/2056	6.000%	508,000	511,515
DTE Electric Co.
05/15/2035	5.250%	719,000	740,477
06/15/2042	3.950%	205,000	171,478
04/01/2043	4.000%	453,000	380,391
03/01/2050	2.950%	1,220,000	821,869
03/01/2052	3.650%	559,000	417,617
Duke Energy Carolinas LLC
04/15/2031	2.550%	477,000	436,677
03/15/2032	2.850%	1,298,000	1,183,238
03/15/2035	5.250%	1,140,000	1,179,597
12/15/2041	4.250%	183,000	161,622
03/15/2052	3.550%	945,000	695,273
01/15/2053	5.350%	916,000	897,421
Duke Energy Corp.
09/15/2035	4.950%	2,415,000	2,399,048
06/15/2051	3.500%	648,000	456,875
06/15/2054	5.800%	234,000	236,579
Duke Energy Florida LLC
12/15/2031	2.400%	1,042,000	936,322
Duke Energy Indiana LLC
04/01/2050	2.750%	1,113,000	706,122
Duke Energy Ohio, Inc.
04/01/2033	5.250%	982,000	1,018,539
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
03/15/2035	5.050%	614,000	624,768
04/01/2035	5.700%	174,000	183,020
10/15/2046	3.700%	239,000	185,474
08/15/2050	2.500%	1,054,000	631,301
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	375,000	368,658
10/01/2030	2.532%	216,000	193,247
Edison International
06/15/2029	5.450%	110,000	110,966
Edison International(e)
06/15/2053	8.125%	799,000	815,818
Emera US Finance LP
06/15/2031	2.639%	350,000	312,372
06/15/2046	4.750%	360,000	310,679
Emera, Inc.(e)
Junior Subordinated
06/15/2076	6.750%	161,000	161,987
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	328,940
06/26/2029	5.125%	605,000	619,763
06/26/2034	5.500%	911,000	943,070
09/30/2035	5.000%	1,195,000	1,177,182
Enel Finance International NV(a),(e)
07/12/2031	2.500%	679,000	606,340
Entergy Arkansas LLC
01/15/2033	5.150%	1,568,000	1,622,356
06/15/2051	2.650%	941,000	570,682
Entergy Corp.(e)
12/01/2054	7.125%	544,000	569,641
Entergy Louisiana LLC
03/15/2051	2.900%	514,000	329,406
03/15/2054	5.700%	211,000	213,005
Entergy Mississippi LLC
09/01/2033	5.000%	292,000	297,282
04/15/2055	5.800%	1,199,000	1,228,355
Entergy Texas, Inc.
03/15/2031	1.750%	979,000	855,187
09/15/2054	5.550%	299,000	294,071
Exelon Corp.
03/15/2055	5.875%	1,574,000	1,605,476
Exelon Generation Co. LLC
10/01/2041	5.750%	475,000	486,897
06/15/2042	5.600%	349,000	353,373
Georgia Power Co.
10/01/2028	4.000%	1,840,000	1,839,946
03/15/2031	4.850%	744,000	763,634
03/15/2034	5.250%	360,000	371,245
03/15/2035	5.200%	410,000	420,527

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.(a)
09/22/2027	4.950%	193,000	195,306
05/14/2030	2.950%	310,000	290,441
06/01/2033	5.400%	409,000	422,576
05/09/2034	5.650%	689,000	716,699
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	151,000	150,982
01/15/2029	4.150%	1,107,000	1,105,459
01/15/2031	4.400%	1,845,000	1,839,118
03/01/2032	2.750%	2,158,000	1,931,300
Jersey Central Power & Light Co.
01/15/2035	5.100%	930,000	942,978
Kansas City Power & Light Co.
06/15/2047	4.200%	219,000	181,080
Metropolitan Edison Co.(a)
04/01/2028	5.200%	804,000	821,709
01/15/2029	4.300%	1,229,000	1,228,891
MidAmerican Energy Co.
11/01/2035	5.750%	346,000	369,903
08/01/2052	2.700%	906,000	569,750
Mississippi Power Co.
03/15/2042	4.250%	532,000	463,296
07/30/2051	3.100%	1,253,000	844,952
Nevada Power Co.
09/15/2040	5.375%	287,000	290,483
NextEra Energy Capital Holdings, Inc.(e)
06/15/2054	6.750%	286,000	308,161
08/15/2055	6.375%	299,000	310,938
08/15/2055	6.500%	225,000	238,581
Northern States Power Co.
05/15/2035	5.050%	1,710,000	1,744,488
06/01/2052	4.500%	258,000	223,916
03/15/2054	5.400%	633,000	628,524
06/15/2054	5.650%	687,000	707,274
NRG Energy, Inc.(a)
12/02/2027	2.450%	191,000	183,095
06/15/2029	5.250%	1,165,000	1,162,094
NRG Energy, Inc.(a),(k)
10/15/2030	4.734%	1,788,000	1,787,853
10/15/2035	5.407%	1,059,000	1,062,466
NSTAR Electric Co.
06/01/2034	5.400%	1,207,000	1,254,708
Ohio Edison Co.(a)
12/15/2029	4.950%	1,029,000	1,051,932
Ohio Power Co.
10/01/2051	2.900%	381,000	237,584
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%	961,000	994,339
04/01/2055	5.800%	1,121,000	1,154,463
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/04/2028	5.000%	334,000	338,536
07/01/2030	4.550%	1,000,068	993,720
06/15/2033	6.400%	2,201,000	2,365,811
06/01/2041	4.200%	607,000	498,536
12/01/2047	3.950%	2,405,000	1,800,197
07/01/2050	4.950%	2,985,000	2,571,659
08/01/2050	3.500%	397,000	271,625
Pacific Gas and Electric Co.(k)
10/15/2032	5.050%	1,723,000	1,719,726
10/15/2055	6.100%	1,105,000	1,103,453
Palomino Funding Trust I(a)
05/17/2028	7.233%	250,000	265,336
PECO Energy Co.
06/15/2050	2.800%	286,000	183,975
09/15/2051	2.850%	1,261,000	808,819
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,018,000	993,742
PG&E Corp.
07/01/2028	5.000%	186,000	184,257
07/01/2030	5.250%	210,000	206,909
PG&E Corp.(e)
03/15/2055	7.375%	1,310,000	1,348,527
PPL Capital Funding, Inc.
09/01/2034	5.250%	726,000	742,491
Public Service Co. of Colorado
01/15/2051	2.700%	265,000	162,807
Public Service Co. of Oklahoma
08/15/2051	3.150%	707,000	464,092
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,796,000	1,575,620
03/01/2035	5.050%	1,207,000	1,232,640
08/15/2035	4.900%	1,368,000	1,378,553
05/01/2050	2.700%	489,000	309,322
08/01/2050	2.050%	290,000	157,790
03/01/2055	5.500%	479,000	481,569
Puget Sound Energy, Inc.
09/15/2051	2.893%	421,000	266,891
06/15/2054	5.685%	843,000	853,758
Saavi Energia Sarl(a)
02/10/2035	8.875%	549,000	591,290
San Diego Gas & Electric Co.
08/15/2028	4.950%	365,000	373,948
08/15/2051	2.950%	318,000	206,944
Southern California Edison Co.
03/15/2030	5.250%	723,000	737,458
06/01/2031	5.450%	257,000	264,485
06/01/2034	5.200%	155,000	154,250
03/01/2035	5.450%	895,000	905,280
03/01/2048	4.125%	787,000	602,698
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2053	5.875%	915,000	884,321
Southern Power Co.
09/15/2041	5.150%	232,000	222,847
Southwestern Electric Power Co.
04/01/2033	5.300%	199,000	203,334
04/01/2045	3.900%	249,000	193,733
Southwestern Public Service Co.
08/15/2041	4.500%	192,000	172,926
Trans-Allegheny Interstate Line Co.(a)
01/15/2031	5.000%	1,490,000	1,528,010
Tucson Electric Power Co.
04/15/2053	5.500%	238,000	230,976
Union Electric Co.
01/15/2054	5.250%	263,000	251,502
Virginia Electric and Power Co.
11/15/2051	2.950%	1,045,000	669,609
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,004,000	1,011,124
02/15/2027	5.625%	580,000	580,217
10/15/2031	7.750%	370,000	392,018
04/15/2034	6.000%	2,345,000	2,471,684
Wisconsin Electric Power Co.
10/15/2030	4.150%	1,483,000	1,477,989
Total			112,938,552
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	365,000	360,044
01/15/2031	6.750%	901,000	943,141
Republic Services, Inc.
02/15/2031	1.450%	217,000	187,985
Total			1,491,170
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
09/10/2029	4.625%	265,000	267,436
AerCap Ireland Capital DAC/Global Aviation Trust(k)
11/15/2035	5.000%	340,000	336,702
AerCap Ireland Capital DAC/Global Aviation Trust(e)
03/10/2055	6.950%	410,000	429,143
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	984,000	985,165
02/21/2026	2.125%	59,000	58,410
11/18/2027	2.528%	654,000	628,950
03/01/2029	5.750%	932,000	964,162
11/15/2029	5.750%	2,517,000	2,616,990
01/15/2030	5.150%	396,000	402,259
10/10/2030	4.900%	900,000	904,638
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS KKR Capital Corp.
01/15/2030	6.125%	2,252,000	2,241,181
Macquarie Airfinance Holdings Ltd.(a)
03/17/2030	5.150%	170,000	172,383
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	300,000	300,000
Oaktree Specialty Lending Corp.
02/27/2030	6.340%	1,355,000	1,361,510
OneMain Finance Corp.
05/15/2029	6.625%	530,000	545,438
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	400,000	381,743
Total			12,596,110
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,333,000	5,268,554
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	800,000	825,917
Bunge Ltd Finance Corp.
08/04/2035	5.150%	2,053,000	2,076,372
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	348,336
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	250,000	249,405
Grupo Nutresa SA(a)
05/12/2035	9.000%	250,000	283,616
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	512,000	534,329
JBS USA Holding Lux Sarl/Food Co./Sarl
11/15/2053	7.250%	1,656,000	1,895,683
JBS USA Holding Lux Sarl/Foods Group Holdings, Inc./Food Co.(a)
01/15/2036	5.500%	1,430,000	1,455,326
04/15/2066	6.375%	533,000	548,317
JBS USA Lux SA/Food Co./Finance, Inc.
01/15/2032	3.625%	2,803,000	2,615,392
05/15/2032	3.000%	1,979,000	1,768,655
12/01/2052	6.500%	1,081,000	1,139,409
JBS USA LUX Sarl/Food Co./Foods Group(a)
04/20/2035	5.950%	383,000	402,484
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	345,000	343,896
Mars, Inc.(a)
03/01/2030	4.800%	3,392,000	3,456,237
03/01/2032	5.000%	1,578,000	1,614,013
03/01/2035	5.200%	1,512,000	1,545,022
05/01/2045	5.650%	259,000	262,889

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
01/15/2029	4.100%	1,996,000	2,003,448
07/23/2030	4.300%	1,106,000	1,113,044
08/13/2042	3.600%	546,000	445,853
Performance Food Group, Inc.(a)
10/15/2027	5.500%	400,000	399,986
Post Holdings, Inc.(a)
04/15/2030	4.625%	475,000	458,096
Total			31,054,279
Gaming 0.1%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%	750,000	765,010
MGM Resorts International
09/15/2029	6.125%	300,000	305,199
04/15/2032	6.500%	320,000	326,120
Station Casinos LLC(a)
02/15/2028	4.500%	300,000	294,953
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	514,610
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	294,371
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	300,000	300,404
Total			2,800,667
Health Care 0.7%
AdaptHealth LLC(a)
08/01/2029	4.625%	210,000	199,465
Alcon Finance Corp.(a)
12/06/2032	5.375%	2,327,000	2,426,135
Avantor Funding, Inc.(a)
07/15/2028	4.625%	345,000	339,427
Baxter International, Inc.
04/01/2031	1.730%	733,000	630,312
CVS Health Corp.
06/01/2031	5.550%	1,572,000	1,644,065
06/01/2034	5.700%	1,614,000	1,683,557
03/25/2038	4.780%	869,000	814,783
03/25/2048	5.050%	3,496,000	3,112,457
CVS Pass-Through Trust(a)
10/10/2025	6.204%	2,104	2,104
01/10/2034	5.926%	384,068	389,467
01/10/2036	4.704%	951,987	912,995
DaVita, Inc.(a)
06/01/2030	4.625%	600,000	574,717
Encompass Health Corp.
02/01/2030	4.750%	445,000	440,274
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
06/15/2029	4.125%	600,000	594,765
03/01/2032	5.500%	2,715,000	2,826,879
04/01/2034	5.600%	192,000	199,372
06/15/2049	5.250%	1,491,000	1,360,883
06/01/2053	5.900%	841,000	830,469
04/01/2054	6.000%	158,000	158,320
03/01/2055	6.200%	1,596,000	1,647,818
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	506,933
IQVIA, Inc.(a)
05/15/2027	5.000%	358,000	357,198
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,200,000	1,157,996
Quest Diagnostics, Inc.
12/15/2029	4.625%	432,000	438,603
Tenet Healthcare Corp.
06/15/2030	6.125%	2,000,000	2,027,733
Zimmer Biomet Holdings, Inc.
02/19/2035	5.500%	732,000	763,221
Total			26,039,948
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
02/15/2033	5.350%	1,340,000	1,400,522
05/15/2041	3.050%	368,000	279,880
07/15/2044	5.500%	958,000	959,610
02/15/2053	5.875%	2,018,000	2,077,342
04/15/2053	5.050%	911,000	834,876
07/15/2054	5.625%	2,558,000	2,544,093
Total			8,096,323
Healthcare REIT 0.0%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	199,000	202,613
08/15/2031	3.375%	170,000	159,113
02/01/2033	1.875%	102,000	83,701
Sabra Health Care LP
12/01/2031	3.200%	257,000	233,506
Ventas Realty LP
07/01/2034	5.625%	238,000	247,909
Total			926,842
Independent Energy 0.5%
Aker BP ASA(a)
10/01/2034	5.125%	1,116,000	1,098,930
10/01/2054	5.800%	366,000	340,591
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	679,118
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Resources Corp.(a)
02/01/2026	7.125%	121,000	121,166
Chord Energy Corp.(a)
03/15/2033	6.750%	230,000	232,970
Civitas Resources, Inc.(a)
07/01/2031	8.750%	725,000	743,013
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	315,000	315,112
Comstock Resources, Inc.(a)
03/01/2029	6.750%	295,000	294,517
ConocoPhillips Co.
03/15/2054	5.550%	1,412,000	1,392,343
Coterra Energy, Inc.
02/15/2035	5.400%	332,000	334,997
02/15/2055	5.900%	844,000	815,382
Devon Energy Corp.
09/15/2054	5.750%	1,315,000	1,219,224
Diamondback Energy, Inc.
04/18/2027	5.200%	792,000	803,743
01/30/2030	5.150%	1,480,000	1,524,558
03/24/2051	4.400%	298,000	240,788
04/18/2054	5.750%	509,000	489,497
04/18/2064	5.900%	398,000	383,333
EQT Corp.
01/15/2031	4.750%	1,775,000	1,770,659
Hess Corp.
02/15/2041	5.600%	1,227,000	1,273,581
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	540,000	532,989
Matador Resources Co.(a)
04/15/2028	6.875%	270,000	275,675
04/15/2032	6.500%	225,000	227,579
Permian Resources Operating LLC(a)
07/15/2031	9.875%	160,000	174,433
Pioneer Natural Resources Co.
08/15/2030	1.900%	255,000	229,126
SM Energy Co.
09/15/2026	6.750%	280,000	280,042
01/15/2027	6.625%	300,000	299,990
Southwestern Energy Co.
02/01/2029	5.375%	400,000	400,775
02/01/2032	4.750%	2,097,000	2,061,483
Total			18,555,614
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
BP Capital Markets America, Inc.
02/13/2033	4.812%	541,000	547,330
09/11/2033	4.893%	517,000	524,504
11/17/2034	5.227%	855,000	883,587
11/10/2050	2.772%	412,000	259,344
03/17/2052	3.001%	1,572,000	1,023,381
Chevron USA, Inc.
10/15/2030	4.300%	1,425,000	1,432,809
Eni SpA(a)
05/15/2054	5.950%	1,228,000	1,230,143
Total Capital International SA
06/29/2041	2.986%	280,000	212,244
05/29/2050	3.127%	729,000	498,000
TotalEnergies Capital SA
04/05/2054	5.488%	322,000	319,067
09/10/2054	5.275%	285,000	273,945
04/05/2064	5.638%	1,345,000	1,345,120
09/10/2064	5.425%	411,000	395,784
Total			8,945,258
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	583,808
Carnival Corp.(a)
05/01/2029	6.000%	195,000	197,925
02/15/2033	6.125%	1,135,000	1,163,726
Cinemark USA, Inc.(a)
07/15/2028	5.250%	210,000	209,051
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	475,000	479,952
10/15/2027	4.750%	435,000	431,996
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	340,013
Total			3,406,471
Life Insurance 0.3%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	340,000	268,078
Allianz SE(a),(e)
09/03/2054	5.600%	800,000	823,126
Athene Global Funding(a)
08/22/2035	5.543%	1,224,000	1,240,198
CNO Global Funding(a)
06/04/2027	5.875%	467,000	479,430
Corebridge Global Funding(a)
08/21/2032	4.900%	284,000	285,306

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a),(k)
10/06/2030	4.327%	1,720,000	1,721,307
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	799,000	827,513
New York Life Global Funding(a)
01/10/2028	3.000%	229,000	224,241
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	999,000	1,058,466
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	270,000	279,849
Principal Financial Group, Inc.(a)
02/15/2028	4.111%	468,000	466,451
Protective Life Global Funding(a)
12/08/2028	5.467%	466,000	483,176
Prudential Funding Asia PLC
04/14/2030	3.125%	322,000	308,771
Sumitomo Life Insurance Co.(a),(e)
Subordinated
09/10/2055	5.875%	2,669,000	2,720,418
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	496,000	411,841
Total			11,598,171
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	471,365
03/15/2033	5.875%	50,000	51,083
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	145,000	144,137
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	305,000	304,676
Marriott International, Inc.
10/15/2035	5.250%	2,380,000	2,402,081
Total			3,373,342
Media and Entertainment 0.3%
Gray Media, Inc.(a)
08/15/2033	7.250%	150,000	148,788
Gray Television, Inc.(a)
10/15/2030	4.750%	350,000	268,270
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	394,250	356,908
08/15/2030	7.750%	372,700	309,591
Lamar Media Corp.
02/15/2030	4.000%	530,000	507,003
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meta Platforms, Inc.
05/15/2053	5.600%	635,000	643,159
08/15/2054	5.400%	1,035,000	1,023,111
08/15/2064	5.550%	2,181,000	2,164,922
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	450,000	437,539
Netflix, Inc.
08/15/2054	5.400%	1,005,000	1,013,266
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	550,000	549,383
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	375,000	360,329
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	185,000	163,421
Take-Two Interactive Software, Inc.
06/12/2029	5.400%	193,000	199,892
06/12/2034	5.600%	771,000	805,275
TEGNA, Inc.
03/15/2028	4.625%	362,000	357,191
09/15/2029	5.000%	396,000	394,103
Univision Communications, Inc.(a)
08/15/2028	8.000%	285,000	295,243
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	110,000	100,849
Total			10,098,243
Metals and Mining 0.3%
Alumina Pty Ltd.(a)
09/15/2032	6.375%	200,000	205,698
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	320,409
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	486,241
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	448,000	448,000
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	130,000	131,853
Freeport-McMoRan, Inc.
08/01/2030	4.625%	308,000	305,185
Gerdau Trade, Inc.
06/09/2035	5.750%	1,265,000	1,309,683
Glencore Funding LLC(a)
09/23/2031	2.625%	831,000	745,853
04/04/2034	5.634%	3,229,000	3,358,348
04/01/2035	5.673%	2,156,000	2,239,988
04/01/2055	6.141%	808,000	844,319
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Steel Corp.
03/01/2029	6.875%	275,000	277,399
Total			10,672,976
Midstream 1.2%
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	727,286
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	475,063
Buckeye Partners LP
12/01/2027	4.125%	280,000	277,295
11/15/2043	5.850%	400,000	374,009
Cheniere Energy Partners LP
10/01/2029	4.500%	1,080,000	1,077,157
03/01/2031	4.000%	951,000	917,623
08/15/2034	5.750%	1,737,000	1,806,467
Cheniere Energy, Inc.
10/15/2028	4.625%	690,000	688,082
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	255,000	258,878
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	1,404,000	1,498,359
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	1,450,000	1,470,282
DT Midstream, Inc.(a)
06/15/2029	4.125%	500,000	487,959
Enbridge, Inc.(e)
01/15/2084	8.500%	684,000	782,653
Energy Transfer LP
07/01/2029	5.250%	3,474,000	3,576,106
04/01/2035	5.700%	2,336,000	2,412,960
05/15/2054	5.950%	3,218,000	3,121,467
09/01/2054	6.050%	802,000	789,475
Energy Transfer LP(e)
02/15/2056	6.500%	1,015,000	1,011,967
Energy Transfer Operating LP
04/15/2047	5.300%	800,000	723,083
05/15/2050	5.000%	231,000	197,784
Enterprise Products Operating LLC
10/15/2034	6.650%	485,000	551,504
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,120,801	1,018,665
03/31/2036	2.625%	1,070,000	942,753
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	280,000	282,185
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	430,689
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
03/01/2028	5.875%	415,000	422,912
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	160,000	165,988
Kinder Morgan, Inc
06/01/2030	5.150%	2,367,000	2,442,037
Kinder Morgan, Inc.
08/01/2050	3.250%	704,000	466,802
Kinetik Holdings LP(a)
12/15/2028	6.625%	549,000	563,834
06/15/2030	5.875%	1,603,000	1,612,990
MPLX LP
02/15/2031	4.800%	1,550,000	1,559,804
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	287,127
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	340,000	347,708
NuStar Logistics LP
10/01/2030	6.375%	530,000	549,003
ONEOK, Inc.(a)
09/01/2030	6.500%	699,000	751,069
ONEOK, Inc.
10/15/2031	4.750%	565,000	565,026
11/01/2034	5.050%	412,000	406,493
11/01/2054	5.700%	1,713,000	1,619,054
10/15/2055	6.250%	1,026,000	1,042,216
11/01/2064	5.850%	319,000	304,168
Peru LNG Srl(a)
03/22/2030	5.375%	150,020	144,007
Rockies Express Pipeline LLC(a)
05/15/2030	4.800%	670,000	652,801
South Bow USA Infrastructure Holdings LLC
09/01/2027	4.911%	568,000	572,967
10/01/2029	5.026%	300,000	303,491
Sunoco LP(a)
05/01/2032	7.250%	165,000	173,277
Sunoco LP/Finance Corp.
04/15/2027	6.000%	300,000	300,059
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	530,945
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	371,000
TransCanada PipeLines Ltd.
03/01/2034	4.625%	620,000	604,362
TransCanada Trust(e)
09/15/2079	5.500%	1,155,000	1,149,548

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	167,000	159,986
11/01/2033	3.875%	433,000	390,397
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,190,000	1,249,653
Venture Global Plaquemines LNG LLC(a)
01/15/2034	6.500%	190,000	200,302
Williams Cos, Inc. (The)
08/15/2032	4.650%	885,000	884,105
Total			46,692,882
Natural Gas 0.1%
Atmos Energy Corp.
02/15/2052	2.850%	298,000	188,797
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	193,000	155,041
NiSource Finance Corp.
02/01/2042	5.800%	222,000	231,288
NiSource, Inc.
02/15/2031	1.700%	180,000	156,370
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	291,000	202,141
Sempra(e)
10/01/2054	6.875%	245,000	253,933
04/01/2055	6.550%	228,000	232,887
04/01/2056	6.375%	163,000	167,251
Southern California Gas Co.
02/01/2030	2.550%	215,000	200,737
Southern Co. Gas Capital Corp.
09/30/2051	3.150%	348,000	227,707
Total			2,016,152
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	322,000	291,526
Oil Field Services 0.1%
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	631,000	656,259
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	312,846
MV24 Capital BV(a)
06/01/2034	6.748%	292,928	290,764
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	450,295
Valaris Ltd.(a)
04/30/2030	8.375%	175,000	181,603
Total			1,891,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	271,503
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	297,838
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	670,000	660,785
Hillenbrand, Inc.
03/01/2031	3.750%	505,000	475,502
Quanta Services, Inc.
08/09/2034	5.250%	714,000	731,012
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	75,000	73,719
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	380,346
Total			2,619,202
Other REIT 0.3%
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	2,972,342
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,879,974
Extra Space Storage LP
06/15/2029	4.000%	159,000	157,389
Prologis LP
04/15/2050	3.000%	300,000	200,816
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	805,000	801,335
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	360,000	378,037
Sun Communities Operating LP
04/15/2032	4.200%	1,482,000	1,437,912
WP Carey, Inc.
10/01/2026	4.250%	178,000	178,028
04/01/2033	2.250%	255,000	213,014
Total			12,218,847
Other Utility 0.0%
American Water Capital Corp.
12/01/2046	4.000%	251,000	206,194
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	550,158
Total			756,352
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%	428,000	437,975
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,411,752
Berry Global, Inc.
06/15/2031	5.800%	1,939,000	2,052,363
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	360,000	363,980
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	150,000	149,832
Sonoco Products Co.
05/01/2030	3.125%	657,000	620,694
Total			5,036,596
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	395,000	401,492
Suzano Netherlands BV
01/15/2036	5.500%	1,207,000	1,208,543
Total			1,610,035
Pharmaceuticals 1.3%
AbbVie, Inc.
03/15/2027	4.800%	1,982,000	2,005,041
11/21/2029	3.200%	2,922,000	2,818,457
03/15/2030	4.875%	1,595,000	1,641,824
03/15/2031	4.950%	1,190,000	1,229,767
03/15/2034	5.050%	2,265,000	2,328,163
03/15/2035	4.550%	544,000	535,548
03/15/2035	5.200%	1,852,000	1,918,342
05/14/2035	4.500%	122,000	119,634
11/21/2039	4.050%	3,493,000	3,125,505
11/21/2049	4.250%	3,489,000	2,945,563
03/15/2055	5.600%	184,000	188,197
Amgen, Inc.
03/02/2043	5.600%	1,143,000	1,157,036
06/15/2051	4.663%	439,000	383,450
03/01/2053	4.875%	1,648,000	1,470,973
03/02/2053	5.650%	361,000	360,321
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	140,000	125,396
Biogen, Inc.
05/01/2030	2.250%	930,000	848,472
Bristol Myers Squibb Co.
03/15/2052	3.700%	875,000	653,244
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/22/2054	5.550%	2,300,000	2,292,296
03/15/2062	3.900%	257,000	188,254
02/22/2064	5.650%	1,080,000	1,071,354
Eli Lilly & Co.
08/14/2029	4.200%	2,491,000	2,508,707
03/15/2031	4.250%	2,391,000	2,395,164
02/12/2032	4.900%	602,000	622,040
02/09/2034	4.700%	1,575,000	1,591,924
08/14/2034	4.600%	2,052,000	2,059,315
02/12/2035	5.100%	856,000	885,002
08/14/2054	5.050%	193,000	184,014
02/12/2055	5.500%	991,000	1,012,252
10/15/2055	5.550%	498,000	512,624
02/09/2064	5.100%	791,000	747,034
02/12/2065	5.600%	1,093,000	1,118,137
EMD Finance LLC(a)
10/15/2030	4.375%	2,197,000	2,196,503
10/15/2035	5.000%	1,550,000	1,550,584
Gilead Sciences, Inc.
10/15/2033	5.250%	566,000	593,307
09/01/2036	4.000%	801,000	744,749
10/01/2040	2.600%	295,000	216,519
03/01/2047	4.150%	202,000	170,336
Merck & Co., Inc.
06/24/2040	2.350%	665,000	477,503
03/07/2049	4.000%	191,000	155,122
Organon Finance 1 LLC(a)
04/30/2028	4.125%	450,000	434,792
04/30/2031	5.125%	275,000	240,616
Pfizer Investment Enterprises Pte., Ltd.
05/19/2053	5.300%	468,000	452,348
Takeda Pharmaceutical Co., Ltd.
07/05/2044	5.650%	200,000	204,370
07/09/2050	3.175%	439,000	296,524
Zoetis, Inc.
05/15/2030	2.000%	178,000	161,860
11/16/2032	5.600%	178,000	189,251
08/17/2035	5.000%	340,000	343,180
Total			49,470,614
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	912,000	557,966
Railroads 0.1%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	456,000	308,088
04/15/2054	5.200%	525,000	504,074
03/15/2055	5.500%	1,265,000	1,269,655
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	574,668

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
05/01/2035	5.100%	1,370,000	1,398,179
Union Pacific Corp.
12/01/2054	5.600%	617,000	627,012
Total			4,681,676
Refining 0.0%
FS Luxembourg Sarl(a)
02/12/2031	8.875%	385,000	405,173
Raizen Fuels Finance SA(a)
01/17/2035	5.700%	200,000	183,368
Total			588,541
Restaurants 0.0%
McDonald’s Corp.
03/01/2038	6.300%	1,198,000	1,326,571
09/09/2052	5.150%	558,000	527,549
Total			1,854,120
Retail REIT 0.5%
Agree LP
06/15/2028	2.000%	1,222,000	1,153,681
10/01/2032	4.800%	735,000	738,868
06/15/2033	2.600%	333,000	284,559
06/15/2035	5.600%	1,197,000	1,247,355
Brixmor Operating Partnership LP
04/01/2028	2.250%	173,000	164,790
08/16/2031	2.500%	1,290,000	1,146,372
02/15/2033	4.850%	563,000	561,659
Kimco Realty OP LLC
03/01/2035	4.850%	1,074,000	1,067,422
02/01/2036	5.300%	1,234,000	1,260,953
NNN REIT, Inc.
04/15/2051	3.500%	288,000	203,681
Realty Income Corp.
03/15/2028	2.100%	757,000	722,323
01/15/2030	3.400%	808,000	782,771
02/15/2032	2.700%	316,000	284,620
12/15/2032	2.850%	977,000	871,968
07/15/2033	4.900%	1,162,000	1,177,851
Realty Income Corp.(k)
02/01/2029	3.950%	1,206,000	1,200,215
02/01/2033	4.500%	1,028,000	1,016,787
Regency Centers LP
09/15/2029	2.950%	1,848,000	1,764,721
07/15/2032	5.000%	1,167,000	1,194,227
01/15/2034	5.250%	1,584,000	1,626,157
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STORE Capital Corp.
11/18/2030	2.750%	1,193,000	1,084,618
12/01/2031	2.700%	469,000	410,617
Total			19,966,215
Retailers 0.5%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	300,000	296,119
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	1,508,000	1,126,494
Gap Inc. (The)(a)
10/01/2029	3.625%	520,000	486,458
Gildan Activewear, Inc.(a),(k)
10/07/2035	5.400%	403,000	403,062
Home Depot, Inc. (The)
06/25/2031	4.850%	351,000	361,934
06/25/2034	4.950%	857,000	877,699
04/15/2052	3.625%	1,194,000	893,992
L Brands, Inc.
06/15/2029	7.500%	590,000	605,875
Lithia Motors, Inc.(a)
12/15/2027	4.625%	405,000	401,031
Lowe’s Companies, Inc.
04/01/2051	3.500%	950,000	672,970
04/01/2052	4.250%	1,750,000	1,412,232
Lowe’s Cos, Inc.
03/15/2031	4.250%	1,841,000	1,828,810
10/15/2035	4.850%	1,714,000	1,699,880
Penske Automotive Group, Inc.
06/15/2029	3.750%	400,000	381,221
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	368,976
Walmart, Inc.
04/28/2030	4.350%	2,791,000	2,836,669
04/28/2035	4.900%	3,653,000	3,753,532
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	405,146
Total			18,812,100
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	921,716
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	285,392
07/15/2047	5.536%	825,000	833,817
06/01/2049	5.529%	335,000	337,083
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	158,339
12/01/2047	5.212%	270,000	261,742
06/01/2052	5.099%	510,000	481,655
SCE Recovery Funding LLC
06/15/2040	4.697%	112,651	111,405
Sigeco Securitization I LLC
11/15/2036	5.026%	107,881	110,311
05/15/2041	5.172%	112,000	112,120
Total			3,613,580
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	750,000	745,977
Technology 2.6%
Accenture Capital, Inc.
10/04/2031	4.250%	3,178,000	3,174,482
10/04/2034	4.500%	1,748,000	1,725,505
Alphabet, Inc.
05/15/2055	5.250%	1,129,000	1,132,098
05/15/2065	5.300%	1,129,000	1,122,006
Amkor Technology, Inc.(a)
09/15/2027	6.625%	456,000	456,127
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	416,071
Apple, Inc.
05/12/2028	4.000%	1,198,000	1,205,661
05/12/2030	4.200%	2,060,000	2,082,330
02/08/2041	2.375%	570,000	410,299
05/11/2050	2.650%	621,000	397,254
02/08/2051	2.650%	479,000	304,141
08/08/2052	3.950%	1,499,000	1,218,020
08/05/2061	2.850%	1,643,000	999,471
Autodesk, Inc.
12/15/2031	2.400%	97,000	85,914
06/15/2035	5.300%	1,028,000	1,056,254
Block, Inc.
05/15/2032	6.500%	710,000	735,245
Broadcom, Inc.
02/15/2028	4.150%	1,950,000	1,955,629
07/12/2029	5.050%	2,858,000	2,943,871
07/15/2030	4.600%	2,584,000	2,622,732
11/15/2031	5.150%	2,666,000	2,767,374
02/15/2032	4.550%	1,986,000	1,998,439
07/15/2032	4.900%	2,233,000	2,283,700
10/15/2034	4.800%	2,781,000	2,797,330
07/15/2035	5.200%	853,000	880,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
04/15/2034	3.469%	805,000	734,485
11/15/2035	3.137%	1,996,000	1,727,996
05/15/2037	4.926%	1,120,000	1,115,740
Cadence Design Systems, Inc.
09/10/2027	4.200%	1,481,000	1,487,297
09/10/2029	4.300%	4,112,000	4,135,213
09/10/2034	4.700%	3,782,000	3,775,547
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	285,000	274,598
Coherent Corp.(a)
12/15/2029	5.000%	440,000	434,250
CommScope Technologies LLC(a)
03/15/2027	5.000%	325,000	322,489
CoreWeave, Inc.(a)
06/01/2030	9.250%	100,000	103,275
Elastic NV(a)
07/15/2029	4.125%	300,000	288,048
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	278,892
Entegris, Inc.(a)
04/15/2028	4.375%	400,000	391,319
Fair Isaac Corp.(a)
05/15/2033	6.000%	100,000	101,616
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	781,000	810,872
01/25/2033	5.900%	519,000	547,280
01/25/2035	6.250%	320,000	342,706
01/25/2039	6.300%	516,000	555,400
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	557,060
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	851,000	814,152
Imola Merger Corp.(a)
05/15/2029	4.750%	540,000	525,528
Intel Corp.
08/12/2041	2.800%	673,000	470,677
02/10/2043	5.625%	449,000	442,844
11/15/2049	3.250%	394,000	262,029
02/10/2063	5.900%	589,000	576,424
Iron Mountain, Inc.(a)
09/15/2027	4.875%	750,000	746,566
Kioxia Holdings Corp.(a)
07/24/2030	6.250%	200,000	204,335
Leidos, Inc.
03/15/2032	5.400%	841,000	873,593

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology, Inc.
07/15/2030	4.750%	140,000	141,825
07/15/2035	5.450%	469,000	483,802
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	546,778
NCR Corp.(a)
10/01/2028	5.000%	417,000	410,785
ON Semiconductor Corp.(a)
09/01/2028	3.875%	150,000	145,564
Oracle Corp.
09/26/2030	4.450%	1,688,000	1,687,458
09/26/2032	4.800%	1,688,000	1,690,494
09/26/2035	5.200%	2,008,000	2,018,293
04/01/2040	3.600%	537,000	431,126
09/26/2045	5.875%	2,189,000	2,196,571
07/15/2046	4.000%	1,360,000	1,058,497
02/06/2053	5.550%	844,000	796,574
09/27/2054	5.375%	1,022,000	939,098
08/03/2055	6.000%	4,766,000	4,785,156
09/26/2055	5.950%	2,487,000	2,479,407
09/26/2065	6.100%	1,607,000	1,605,885
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	473,929
Roper Technologies, Inc.
09/15/2030	4.450%	215,000	215,928
10/15/2034	4.900%	658,000	658,220
S&P Global, Inc.
03/01/2032	2.900%	938,000	859,671
Salesforce.com, Inc.
07/15/2041	2.700%	347,000	255,138
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2029	3.125%	480,000	429,572
01/15/2031	4.125%	200,000	185,295
Sensata Technologies BV(a)
04/15/2029	4.000%	425,000	408,134
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	565,000	583,987
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	475,000	474,991
Synaptics, Inc.(a)
06/15/2029	4.000%	340,000	325,540
Synopsys, Inc.
04/01/2028	4.650%	1,195,000	1,208,224
04/01/2030	4.850%	1,709,000	1,740,685
04/01/2032	5.000%	1,367,000	1,396,579
04/01/2035	5.150%	1,201,000	1,220,743
04/01/2055	5.700%	1,820,000	1,836,691
Texas Instruments, Inc.
03/14/2053	5.000%	936,000	880,590
02/08/2054	5.150%	791,000	763,649
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TSMC Arizona Corp.
10/25/2031	2.500%	470,000	426,586
Verisk Analytics, Inc.
08/15/2030	4.500%	1,368,000	1,372,602
02/15/2036	5.125%	1,527,000	1,541,330
VMware, Inc.
05/15/2027	4.650%	452,000	455,102
Workday, Inc.
04/01/2029	3.700%	594,000	585,115
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	231,977
Total			97,617,886
Tobacco 0.7%
Altria Group, Inc.
09/16/2046	3.875%	1,083,000	828,228
BAT Capital Corp.
08/15/2037	4.390%	2,525,000	2,312,687
08/15/2047	4.540%	1,660,000	1,392,372
08/02/2053	7.081%	434,000	496,041
08/15/2055	6.250%	1,176,000	1,230,522
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	1,816,000	1,896,319
07/01/2035	5.625%	1,593,000	1,623,428
Japan Tobacco, Inc.(a)
06/15/2030	5.250%	545,000	564,801
06/15/2035	5.850%	320,000	340,451
Philip Morris International, Inc.
11/17/2025	5.000%	1,660,000	1,660,667
04/28/2028	4.125%	3,470,000	3,476,393
04/30/2030	4.375%	2,938,000	2,951,957
02/15/2033	5.375%	1,332,000	1,391,429
09/07/2033	5.625%	1,125,000	1,191,308
02/13/2034	5.250%	456,000	470,737
04/30/2035	4.875%	3,114,000	3,115,097
Total			24,942,437
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	390,000	388,593
Hertz Corp. (The)(a)
12/01/2026	4.625%	500,000	492,068
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	388,000	399,001
United Parcel Service, Inc.
05/14/2065	6.050%	1,578,000	1,650,824
XPO, Inc.(a)
06/01/2031	7.125%	620,000	646,719
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yinson Bergenia Production BV(a)
01/31/2045	8.498%	343,000	368,655
Total			3,945,860
Wireless 0.1%
Crown Castle International Corp.
04/01/2031	2.100%	56,000	49,009
Digicel International Finance Ltd./DIFL US LLC(a)
08/01/2032	8.625%	425,000	437,134
SBA Communications Corp.
02/01/2029	3.125%	300,000	280,879
Sprint Capital Corp.
11/15/2028	6.875%	229,000	246,292
T-Mobile US, Inc.
04/15/2029	3.375%	1,361,000	1,321,606
T-Mobile USA, Inc.
12/15/2033	6.700%	206,000	230,369
05/15/2035	5.300%	1,617,000	1,656,308
11/15/2055	5.875%	823,000	840,171
Vodafone Group PLC
06/28/2054	5.750%	263,000	259,069
Total			5,320,837
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	558,000	541,761
11/01/2032	4.550%	1,374,000	1,367,959
11/01/2035	4.900%	2,249,000	2,231,473
06/01/2041	3.500%	751,000	600,311
11/01/2045	5.550%	1,099,000	1,088,235
09/15/2053	3.500%	2,538,000	1,753,727
11/01/2054	5.700%	2,099,000	2,074,848
09/15/2055	3.550%	2,393,000	1,648,114
08/15/2056	6.050%	510,000	529,009
12/01/2057	3.800%	1,025,000	731,261
09/15/2059	3.650%	736,000	503,249
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	295,000	295,029
Lumen Technologies, Inc.(a)
04/15/2030	4.125%	1,045,883	1,028,004
NTT Finance Corp.(a)
07/02/2031	5.136%	250,000	256,572
Optics Bidco SpA(a)
09/30/2034	6.000%	315,000	299,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
04/02/2035	5.250%	2,057,000	2,090,857
11/20/2040	2.650%	238,000	172,136
10/30/2056	2.987%	1,178,000	725,306
Total			17,937,765
Total Corporate Bonds & Notes (Cost $1,061,411,167)			1,063,339,057

Foreign Government Obligations(l) 1.6%

Argentina 0.0%
Argentine Republic Government International Bond(e)
07/09/2035	4.125%	590,000	308,218
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,720,000	2,764,915
Bahamas 0.0%
Bahamas Government International Bond(a)
06/24/2036	8.250%	301,000	325,799
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	317,056
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	400,000	405,493
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	160,000	154,933
02/15/2030	9.000%	500,000	536,457
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	272,173
Total			963,563
Chile 0.1%
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	991,190	1,022,609
10/20/2035	5.672%	1,877,000	1,935,940
Corp Nacional del Cobre de Chile(a)
01/13/2035	6.330%	1,079,000	1,150,198
Total			4,108,747
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%	294,000	308,459
11/14/2053	8.750%	500,000	549,662

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecopetrol SA
01/19/2036	8.375%	150,000	155,240
Total			1,013,361
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	459,872
01/30/2060	5.875%	450,000	401,280
Total			861,152
Ecuador 0.0%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%	330,000	292,602
07/31/2035	6.900%	250,000	186,666
Total			479,268
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	200,000	206,411
02/04/2030	8.625%	200,000	212,007
02/04/2033	9.450%	200,000	213,231
09/30/2033	7.300%	400,000	378,071
01/31/2047	8.500%	500,000	439,723
Total			1,449,443
El Salvador 0.0%
El Salvador Government International Bond(a)
11/21/2054	9.650%	500,000	540,191
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	560,000	624,700
Guatemala 0.0%
Guatemala Government Bond(a)
08/15/2036	6.250%	500,000	516,615
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	173,000	171,322
Israel 0.2%
Israel Government International Bond
02/19/2030	5.375%	2,349,000	2,420,265
01/17/2033	4.500%	363,000	352,923
07/03/2050	3.875%	733,000	526,662
03/12/2054	5.750%	1,679,000	1,589,175
Total			4,889,025
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	191,931
04/01/2036	8.075%	552,000	570,934
01/30/2037	8.250%	202,000	210,521
Total			973,386
Jordan 0.0%
Jordan Government International Bond(a)
01/29/2026	6.125%	200,000	200,253
10/10/2047	7.375%	200,000	191,491
Total			391,744
Kenya 0.0%
Republic of Kenya Government International Bond(a)
03/05/2036	9.500%	200,000	204,571
Kuwait 0.3%
Kuwait International Government Bond(a),(k)
10/09/2028	4.016%	3,705,000	3,705,000
10/09/2030	4.136%	3,697,000	3,697,000
10/09/2035	4.652%	2,096,000	2,096,000
Total			9,498,000
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(e)
08/11/2031	2.720%	520,000	506,431
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	396,203	423,006
Mexico Government International Bond
03/22/2031	4.750%	2,804,000	2,785,578
03/22/2033	5.375%	5,173,000	5,171,647
02/12/2034	3.500%	1,399,000	1,215,732
09/22/2035	5.625%	1,096,000	1,091,485
01/29/2038	6.625%	1,653,000	1,740,914
03/08/2044	4.750%	1,084,000	904,492
01/23/2046	4.600%	1,151,000	924,741
02/10/2048	4.600%	974,000	771,751
02/12/2052	4.400%	1,044,000	781,501
Petroleos Mexicanos
02/12/2028	5.350%	600,000	596,551
01/28/2031	5.950%	720,000	697,398
02/16/2032	6.700%	520,000	514,712
02/07/2033	10.000%	300,000	348,000
01/23/2050	7.690%	1,390,000	1,263,328
Total			19,737,267
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2050	4.000%	200,000	147,055
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(a)
03/01/2036	6.700%	200,000	214,032
05/02/2054	7.500%	300,000	332,759
Total			693,846
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%	400,000	400,562
09/28/2028	6.125%	200,000	195,979
01/21/2031	8.747%	200,000	207,242
Total			803,783
Norway 0.0%
Equinor ASA
06/03/2035	5.125%	686,000	707,059
Pakistan 0.0%
Pakistan Government International Bond(a)
12/05/2027	6.875%	200,000	199,494
04/08/2031	7.375%	300,000	294,010
04/08/2051	8.875%	500,000	461,544
Total			955,048
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(i)
06/05/2034	0.000%	295,972	240,739
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,300,000	1,231,371
03/30/2050	5.400%	2,386,000	2,194,063
Total			3,666,173
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
06/02/2055	6.375%	455,000	484,221
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	200,000	144,373
South Africa 0.1%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	587,000	611,660
11/19/2054	7.950%	509,000	516,771
Total			1,128,431
Trinidad and Tobago 0.0%
Trinidad Generation Unlimited(a)
06/16/2033	7.750%	213,000	224,505
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	497,710
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TC Ziraat Bankasi AS(a)
02/04/2030	7.250%	238,000	244,107
Turkiye Government International Bond
02/12/2032	7.125%	200,000	206,746
05/15/2034	7.625%	200,000	211,939
Total			1,160,502
Total Foreign Government Obligations (Cost $59,169,366)			60,511,777

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	425,906
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	378,520
Total			804,426
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	142,616
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,578,909
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,033,000	1,150,659
Total Municipal Bonds (Cost $4,609,073)			3,676,610

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 33.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,078,178	1,047,443
CMO Series 2013-11 Class AP
01/25/2043	1.500%	39,473	36,286
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,073,738	986,791
CMO Series 2015-8 Class AP
03/25/2045	2.000%	1,840,402	1,657,787
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,213,968	1,135,735
CMO Series 2016-64 Class PE
09/25/2046	2.500%	847,000	653,810
CMO Series 2017-35 Class MC
12/25/2044	2.625%	636,350	618,112
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,867,718	1,791,508
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,192,211	1,081,257
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,405,641	1,352,232
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,081,816	974,463
CMO Series 2018-85 Class EA
12/25/2048	3.500%	838,746	816,804
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,318,661	1,218,232
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,258,975	2,671,820
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,192,004	1,033,591
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,484,952	1,324,662
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,229,820	3,787,540
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,736,752	1,629,619
CMO Series 2025-18 Class MA
09/25/2054	0.500%	7,769,920	6,662,142
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	4.911%	377,259	374,525
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	4.871%	545,362	537,422
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.871%	3,072,582	3,049,675
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.871%	321,276	318,615
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.721%	322,359	317,982
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.721%	738,989	732,693
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.871%	364,368	361,308
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.721%	414,774	409,567
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	4.971%	608,494	594,941
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	4.971%	1,522,917	1,480,203
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.871%	1,185,271	1,162,871
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.021%	2,998,057	2,992,464
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	5.213%	574,827	571,593
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2026- 11/01/2054	6.500%	6,714,890	7,090,295
03/01/2033- 01/01/2050	3.000%	41,690,008	37,944,256
07/01/2033- 04/01/2052	2.500%	76,092,017	65,904,472
06/01/2035- 07/01/2055	5.500%	22,383,946	22,603,691
09/01/2037- 06/01/2055	6.000%	37,679,703	38,916,926
06/01/2040- 12/01/2051	2.000%	19,711,231	17,126,195
06/01/2048- 07/01/2052	4.500%	6,000,480	5,862,356
09/01/2048- 08/01/2052	4.000%	15,240,865	14,551,301
12/01/2048	5.000%	607,500	609,587
03/01/2052	3.500%	4,123,107	3,795,228
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	941,149	866,148
CMO Series 2127 Class PG
02/15/2029	6.250%	7,824	7,886
CMO Series 2165 Class PE
06/15/2029	6.000%	13,080	13,310
CMO Series 2326 Class ZQ
06/15/2031	6.500%	60,998	62,677
CMO Series 2399 Class TH
01/15/2032	6.500%	55,196	57,681
CMO Series 2517 Class Z
10/15/2032	5.500%	25,570	26,188
CMO Series 2557 Class HL
01/15/2033	5.300%	99,916	100,880
CMO Series 262 Class 35
07/15/2042	3.500%	1,540,662	1,457,753
CMO Series 2752 Class EZ
02/15/2034	5.500%	290,262	299,071
CMO Series 2764 Class ZG
03/15/2034	5.500%	244,378	251,862
CMO Series 2953 Class PG
03/15/2035	5.500%	1,039,780	1,079,102
CMO Series 299 Class 300
01/15/2043	3.000%	174,487	158,596
CMO Series 2990 Class UZ
06/15/2035	5.750%	362,907	380,010
CMO Series 3101 Class UZ
01/15/2036	6.000%	99,194	105,037
CMO Series 3123 Class AZ
03/15/2036	6.000%	126,704	134,371
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3143 Class BC
02/15/2036	5.500%	142,478	145,901
CMO Series 3164 Class MG
06/15/2036	6.000%	41,482	44,083
CMO Series 3195 Class PD
07/15/2036	6.500%	63,696	66,106
CMO Series 3200 Class AY
08/15/2036	5.500%	95,370	98,817
CMO Series 3213 Class JE
09/15/2036	6.000%	138,739	145,817
CMO Series 3229 Class HE
10/15/2026	5.000%	869	867
CMO Series 3423 Class PB
03/15/2038	5.500%	326,840	339,411
CMO Series 3453 Class B
05/15/2038	5.500%	9,128	9,336
CMO Series 3461 Class Z
06/15/2038	6.000%	556,630	581,680
CMO Series 3501 Class CB
01/15/2039	5.500%	123,694	128,022
CMO Series 3704 Class CT
12/15/2036	7.000%	183,009	195,405
CMO Series 3704 Class DT
11/15/2036	7.500%	180,985	194,566
CMO Series 3704 Class ET
12/15/2036	7.500%	138,945	152,909
CMO Series 3819 Class ZQ
04/15/2036	6.000%	202,706	212,827
CMO Series 3890 Class ME
07/15/2041	5.000%	949,163	969,494
CMO Series 4015 Class MY
03/15/2042	3.500%	1,478,579	1,404,717
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	906,922
CMO Series 4205 Class PA
05/15/2043	1.750%	1,447,484	1,269,095
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,066,161
CMO Series 4240 Class B
08/15/2033	3.000%	1,505,741	1,460,726
CMO Series 4880 Class DA
05/15/2050	3.000%	926,671	861,178
CMO Series 5091 Class AB
03/25/2051	1.500%	1,824,589	1,470,379
CMO Series R006 Class ZA
04/15/2036	6.000%	154,168	163,266

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series R007 Class ZA
05/15/2036	6.000%	296,606	309,966
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	203,201	187,617
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.338% 07/01/2036	6.409%	23,334	24,019
12-month Term SOFR + 1.852% Cap 9.125% 07/01/2040	6.600%	48,918	50,612
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.176% 11/01/2048	5.818%	752,951	785,545
12-month Term SOFR + 1.621% Floor 1.621%, Cap 8.104% 02/01/2050	3.104%	1,300,212	1,310,673
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.951% 08/01/2052	3.951%	1,441,265	1,407,960
30-day Average SOFR + 2.352% Floor 2.352%, Cap 9.611% 03/01/2053	4.611%	2,021,905	2,011,390
30-day Average SOFR + 2.306% Floor 2.306%, Cap 9.219% 05/01/2053	4.218%	4,003,097	3,999,895
30-day Average SOFR + 2.257% Floor 2.257%, Cap 9.988% 02/01/2054	4.988%	813,728	821,967
30-day Average SOFR + 2.325% Floor 2.325%, Cap 9.895% 10/01/2054	4.895%	1,825,530	1,841,113
30-day Average SOFR + 2.151% Floor 2.151%, Cap 9.829% 01/01/2055	4.828%	2,140,594	2,160,709
30-day Average SOFR + 2.090% Floor 2.090%, Cap 10.446% 05/01/2055	5.446%	738,858	747,943
30-day Average SOFR + 2.245% Floor 2.245%, Cap 9.848% 06/01/2055	4.848%	6,889,922	6,900,378
30-day Average SOFR + 2.140% Floor 2.140%, Cap 10.017% 06/01/2055	5.016%	1,280,303	1,292,665
30-day Average SOFR + 2.227% Floor 2.227%, Cap 10.122% 06/01/2055	5.121%	5,988,032	6,037,429
30-day Average SOFR + 2.203% Floor 2.203%, Cap 10.198% 06/01/2055	5.198%	1,794,825	1,813,412
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.069% 07/01/2055	5.069%	697,661	703,730
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.141% 07/01/2055	5.141%	1,029,669	1,037,549
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.264% 07/01/2055	5.263%	2,843,842	2,872,156
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.304% 07/01/2055	5.303%	1,152,576	1,166,319
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.076% 08/01/2055	5.076%	3,240,331	3,265,396
30-day Average SOFR + 2.194% Floor 2.194%, Cap 10.104% 08/01/2055	5.104%	616,891	623,250
30-day Average SOFR + 2.105% Floor 2.105%, Cap 10.322% 08/01/2055	5.322%	1,053,813	1,067,919
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.337% 08/01/2055	5.337%	4,286,682	4,329,501
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.432% 08/01/2055	5.431%	4,660,029	4,700,444
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	6.258%	36,678	39,699
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	109,607	105,436
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.860%	179,851	178,133
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	5.037%	4,170,217	4,157,261
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.308%	242,279	222,395
Federal Home Loan Mortgage Corp.(h)
CMO Series 3100 Class
01/15/2036	0.000%	35,082	29,373
CMO Series 3117 Class OG
02/15/2036	0.000%	14,722	13,057
CMO Series 3181 Class OH
07/15/2036	0.000%	117,057	99,330
CMO Series 3316 Class JO
05/15/2037	0.000%	5,236	4,354
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3607 Class TO
10/15/2039	0.000%	102,391	86,938
CMO STRIPS Series 197 Class
04/01/2028	0.000%	18,430	17,652
CMO STRIPS Series 310 Class
09/15/2043	0.000%	663,366	500,798
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	1.883%	837,702	75,661
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	1.513%	23,815	1,696
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	1.563%	13,869	1,221
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	1.613%	17,723	1,171
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	1.763%	80,536	4,203
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.513%	102,249	9,043
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.513%	177,070	19,241
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	3.213%	127,580	16,182
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.483%	118,959	127,126
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4272 Class W
04/15/2040	5.638%	784,143	816,744
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	64,290	2,891
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	4.822%	173,619	15,660
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	4.987%	677,712	672,958
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	4.987%	523,256	519,150
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	4.937%	613,692	607,958
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	4.977%	565,598	561,536
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	4.937%	703,663	697,413
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	4.937%	662,006	655,094
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	4.887%	645,551	636,166
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	4.887%	3,705,111	3,672,161
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	4.837%	1,159,282	1,150,902
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	4.887%	1,792,743	1,775,182

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	4.887%	1,209,638	1,198,939
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	4.787%	898,639	886,068
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	4.787%	2,276,582	2,249,696
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	4.821%	1,025,505	1,013,715
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	1,430,767	1,377,783
CMO Series 4427 Class CE
02/15/2034	3.000%	156,243	154,623
CMO Series 5178 Class TP
04/25/2049	2.500%	1,990,404	1,780,004
CMO Series 5202 Class KA
06/25/2049	2.500%	3,935,706	3,549,852
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,276,564
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,334,988
Federal National Mortgage Association
08/01/2026- 10/01/2054	6.500%	5,614,867	5,938,274
01/01/2027- 09/01/2062	4.000%	15,321,526	14,704,956
05/01/2033- 06/01/2062	3.500%	16,476,153	15,306,649
11/01/2033- 07/01/2055	5.500%	36,116,203	36,527,428
01/01/2036- 11/01/2052	5.000%	4,683,376	4,684,118
09/01/2036- 08/01/2055	6.000%	41,509,206	42,877,356
11/01/2037- 01/01/2039	7.000%	249,639	265,787
06/01/2040- 03/01/2047	2.000%	113,692,117	98,226,022
12/01/2040- 03/01/2062	2.500%	87,360,105	75,053,552
08/01/2042- 06/01/2063	3.000%	175,968,318	157,991,581
03/01/2043- 12/01/2061	4.500%	13,182,328	12,899,398
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1999-7 Class AB
03/25/2029	6.000%	25,752	26,022
CMO Series 2001-60 Class PX
11/25/2031	6.000%	60,966	62,807
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	170,419	175,056
CMO Series 2002-78 Class Z
12/25/2032	5.500%	80,406	82,622
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,218,064	1,222,181
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	424,846	441,675
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	664,405	685,246
CMO Series 2006-105 Class ME
11/25/2036	5.500%	228,273	236,355
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	221,740	228,927
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	62,412	64,199
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	71,167	74,121
CMO Series 2007-116 Class PB
08/25/2035	5.500%	72,706	75,348
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	115,656	121,685
CMO Series 2007-42 Class B
05/25/2037	6.000%	76,674	80,670
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	120,994	124,225
CMO Series 2008-80 Class GP
09/25/2038	6.250%	13,704	14,415
CMO Series 2009-59 Class HB
08/25/2039	5.000%	163,359	165,890
CMO Series 2009-60 Class HT
08/25/2039	6.000%	165,518	173,756
CMO Series 2009-79 Class UA
03/25/2038	7.000%	9,025	9,291
CMO Series 2009-W1 Class A
12/25/2049	6.000%	199,812	207,030
CMO Series 2010-111 Class AM
10/25/2040	5.500%	481,004	500,072
CMO Series 2010-2 Class LC
02/25/2040	5.000%	772,980	787,483
CMO Series 2011-118 Class MT
11/25/2041	7.000%	197,583	211,250
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-118 Class NT
11/25/2041	7.000%	223,657	239,630
CMO Series 2011-31 Class DB
04/25/2031	3.500%	727,758	715,119
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	105,867	110,108
CMO Series 2011-44 Class EB
05/25/2026	3.000%	19,579	19,496
CMO Series 2011-46 Class B
05/25/2026	3.000%	76,149	75,768
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	594,297	615,884
CMO Series 2012-151 Class NX
01/25/2043	1.500%	430,169	375,353
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,601,078	1,551,846
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,544,568	1,480,716
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,248,098	1,206,122
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,635,974	1,435,398
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	835,589
CMO Series 2013-81 Class TA
02/25/2043	3.000%	457,987	451,130
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,070,783	1,046,670
CMO Series 2015-84 Class PA
08/25/2033	1.700%	292,861	275,965
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,390,745	1,302,275
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,464,473	2,971,564
CMO Series 2017-13 Class PA
08/25/2046	3.000%	4,737,000	4,448,131
CMO Series 2018-14 Class KC
03/25/2048	3.000%	76,269	73,062
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,261,442	1,183,221
CMO Series 2019-8 Class GA
03/25/2049	3.000%	2,847,216	2,550,374
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,630,151	1,397,916
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,784,507	4,368,988
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	7.160%	68,031	70,471
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.754% 06/01/2050	2.754%	929,293	896,619
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.359% 07/01/2052	4.359%	2,387,241	2,384,314
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.935% 08/01/2052	3.935%	573,791	561,791
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.600% 08/01/2052	4.600%	2,626,350	2,637,240
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.637% 08/01/2052	4.637%	1,722,895	1,731,268
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.102% 09/01/2052	4.102%	1,829,522	1,829,650
30-day Average SOFR + 2.134% Floor 2.134%, Cap 9.130% 10/01/2052	4.130%	4,558,024	4,559,515
30-day Average SOFR + 2.129% Floor 2.129%, Cap 9.146% 11/01/2052	4.146%	1,584,526	1,585,138
30-day Average SOFR + 2.330% Floor 2.330%, Cap 9.535% 04/01/2053	4.535%	5,124,417	5,100,127
30-day Average SOFR + 2.297% Floor 2.297%, Cap 9.673% 04/01/2053	4.673%	7,822,669	7,905,294
30-day Average SOFR + 2.085% Floor 2.085%, Cap 10.598% 12/01/2053	5.598%	1,229,769	1,240,120
30-day Average SOFR + 2.160% Floor 2.160%, Cap 9.943% 04/01/2055	4.943%	1,562,175	1,577,720
30-day Average SOFR + 2.310% Floor 2.310%, Cap 9.967% 05/01/2055	4.967%	1,470,551	1,483,226
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.371% 05/01/2055	5.371%	1,873,700	1,901,652
30-day Average SOFR + 2.086% Floor 2.086%, Cap 10.053% 07/01/2055	5.053%	1,874,117	1,898,017
30-day Average SOFR + 2.050% Floor 2.050%, Cap 10.014% 08/01/2055	5.014%	653,629	660,644
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.592% 08/01/2055	5.592%	1,882,625	1,905,140

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	4.871%	73,606	73,469
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	6.318%	10,493	11,679
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	4.691%	114,943	113,950
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.721%	102,949	102,719
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	1.529%	24,350	22,505
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	2.765%	123,203	123,117
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	3.719%	84,822	85,017
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.021%	53,232	53,126
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	4.921%	660,813	648,587
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.672%	145,379	147,682
Federal National Mortgage Association(b),(d)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	2.180%	76,521	7,475
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	2.130%	303,726	32,844
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	2.050%	71,077	5,879
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.230%	340,683	32,909
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	2.180%	11,329	68
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	1.880%	76,285	5,106
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	2.150%	58,393	6,057
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	1.930%	331,443	37,087
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	2.060%	112,680	9,622
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	1.780%	96,540	10,200
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	2.180%	22,970	2,352
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	1.530%	108,057	7,402
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.280%	149,242	14,892
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	272,039	11,596
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	2.060%	639,168	75,234
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	1.950%	53,745	5,215
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	1.930%	45,148	3,947
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.530%	225,455	18,629
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	53,319	45,753
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	92,913	77,744
CMO Series 2009-86 Class BO
03/25/2037	0.000%	14,563	13,063
CMO Series 2013-101 Class DO
10/25/2043	0.000%	734,907	549,608
CMO Series 2013-128 Class
12/25/2043	0.000%	434,677	319,211
CMO Series 2013-92 Class
09/25/2043	0.000%	479,976	360,574
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	44,190	7,460
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2010-61 Class WA
06/25/2040	6.050%	30,929	31,443
CMO Series 2011-2 Class WA
02/25/2051	5.817%	36,841	38,334
CMO Series 2011-43 Class WA
05/25/2051	5.722%	52,159	54,296
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	1.796%	132,117	9,448
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	4.881%	628,645	622,968
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.921%	450,024	445,698
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.921%	1,041,828	1,032,178
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	4.921%	480,824	475,844
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	4.971%	539,064	534,901
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	4.811%	427,304	422,167
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	4.971%	475,385	471,569
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	4.971%	639,693	634,477
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.821%	624,229	617,356
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.821%	835,914	826,189

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.871%	1,622,098	1,605,922
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.871%	1,434,941	1,420,207
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.871%	1,041,590	1,032,241
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.871%	991,245	983,256
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	4.871%	638,026	630,950
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.871%	1,002,843	994,352
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.871%	1,760,246	1,746,200
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.871%	1,624,550	1,608,986
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.871%	978,263	968,548
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.871%	2,539,419	2,513,741
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	4.921%	1,369,375	1,357,981
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	4.871%	716,666	711,830
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.871%	999,722	991,440
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	4.871%	1,124,826	1,114,544
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	4.821%	2,052,495	2,034,544
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.871%	966,299	957,848
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.871%	873,209	865,636
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.771%	1,280,330	1,261,269
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.721%	1,674,496	1,655,503
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	584,749	508,432
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	659,223
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,114,632	2,761,121
CMO Series 2019-13 Class PE
03/25/2049	3.000%	703,384	646,461
CMO Series 2019-81 Class LH
12/25/2049	3.000%	855,970	779,497
CMO Series 2022-62 Class KA
09/25/2052	3.250%	879,754	828,472
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	767,151
Freddie Mac REMICS
CMO Series 205217 Class CD
07/25/2049	2.500%	1,330,080	1,228,705
CMO Series 4091 Class BX
10/15/2041	3.250%	1,108,250	1,049,788
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4091 Class EX
07/15/2042	3.375%	717,312	677,637
CMO Series 4091 Class MX
02/15/2042	3.250%	835,879	785,994
CMO Series 4117 Class HB
10/15/2042	2.500%	740,656	668,553
CMO Series 4446 Class CP
03/15/2045	2.250%	934,277	842,036
CMO Series 4582 Class HA
09/15/2045	3.000%	3,430,368	3,243,749
CMO Series 4719 Class LA
09/15/2047	3.500%	1,013,633	952,703
CMO Series 4719 Class LM
09/15/2047	3.000%	798,054	726,877
CMO Series 4753 Class BD
01/15/2048	3.000%	851,260	769,137
CMO Series 4857 Class JA
01/15/2049	3.350%	2,933,581	2,827,063
CMO Series 4927 Class BG
11/25/2049	3.000%	1,383,281	1,279,248
CMO Series 4937 Class MD
10/25/2049	2.500%	1,347,964	1,202,137
CMO Series 4940 Class AG
05/15/2040	3.000%	1,034,060	985,175
CMO Series 4941 Class GA
12/15/2047	2.000%	780,345	660,010
CMO Series 4954 Class LB
02/25/2050	2.500%	638,957	566,071
CMO Series 5020 Class ET
10/25/2050	3.500%	1,184,061	1,092,108
CMO Series 5058 Class BC
11/25/2050	5.000%	1,000,525	991,751
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,422,257	1,206,022
CMO Series 5116 Class PB
02/25/2051	2.250%	1,470,945	1,293,053
CMO Series 5118 Class CA
10/15/2033	1.500%	1,416,247	1,316,351
CMO Series 5182 Class M
05/25/2049	2.500%	1,164,129	1,043,713
CMO Series 5201 Class CA
07/25/2048	2.500%	1,652,614	1,519,489
CMO Series 5202 Class BH
12/25/2047	2.000%	1,055,914	973,617
CMO Series 5202R Class TA
12/25/2048	2.500%	2,443,551	2,253,129
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5207 Class PA
06/25/2051	3.000%	1,883,543	1,700,539
CMO Series 5210 Class DC
09/25/2051	3.000%	1,262,986	1,186,588
CMO Series 5220 Class QK
09/25/2050	3.500%	3,249,269	3,115,554
CMO Series 5228 Class TN
07/25/2039	3.500%	219,366	211,847
CMO Series 5529 Class HA
03/15/2043	3.000%	6,411,869	6,091,663
Freddie Mac REMICS(b)
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	4.837%	384,888	378,802
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	4.887%	300,837	298,017
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	4.837%	545,512	537,499
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	4.787%	671,338	655,095
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.871%	611,373	599,370
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.556%	1,860,138	1,750,993
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	5.187%	3,643,944	3,644,972
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	5.306%	3,258,739	3,262,249
Government National Mortgage Association
12/20/2037- 03/20/2052	2.500%	19,102,640	16,704,201
09/20/2038	7.000%	29,500	30,952
07/20/2040- 12/15/2040	3.750%	1,048,088	993,951
11/15/2040- 11/20/2040	3.625%	565,419	528,639

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/2040	3.490%	844,207	815,667
06/20/2043- 03/20/2052	3.000%	21,358,054	19,155,194
12/20/2048- 04/20/2050	4.500%	6,439,971	6,289,272
12/20/2048	5.000%	548,895	553,322
01/20/2050- 02/20/2052	3.500%	29,991,225	27,361,634
02/20/2050- 08/20/2052	4.000%	23,037,722	21,834,391
01/20/2053- 07/20/2055	6.000%	13,478,858	13,799,897
08/20/2055	5.500%	16,642,143	16,791,978
11/01/2070	2.932%	3,073,919	2,787,350
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	184,930	185,017
CMO Series 2005-26 Class XY
03/20/2035	5.500%	178,300	181,998
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	150,135	152,771
CMO Series 2006-17 Class JN
04/20/2036	6.000%	76,043	76,610
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	300,835	300,029
CMO Series 2006-69 Class MB
12/20/2036	5.500%	352,897	364,638
CMO Series 2008-23 Class PH
03/20/2038	5.000%	290,716	296,046
CMO Series 2010-130 Class CP
10/16/2040	7.000%	144,100	153,833
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,151,367	1,139,493
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,319,718	1,226,692
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	35	32
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,685	2,554
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,102	28,744
CMO Series 2014-133 Class BP
09/20/2044	2.250%	998,326	902,039
CMO Series 2014-149 Class KP
07/16/2044	2.250%	985,268	908,862
CMO Series 2014-181 Class L
12/20/2044	3.000%	942,576	858,056
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,428,940	1,269,417
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-136 Class A
07/20/2044	3.000%	827,427	752,731
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,832,518	1,545,658
CMO Series 2016-99 Class TL
04/16/2044	2.000%	403,756	341,694
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,250,592	2,960,126
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	606,449	572,877
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,175,785
CMO Series 2021-105 Class P
06/20/2051	1.750%	3,364,517	2,766,404
CMO Series 2021-107 Class DB
04/20/2051	1.750%	3,154,339	2,598,067
CMO Series 2021-135 Class A
08/20/2051	2.000%	1,007,875	840,864
CMO Series 2021-215 Class GA
12/20/2051	2.000%	6,677,114	5,837,374
CMO Series 2021-225G Class YC
12/20/2051	2.000%	612,585	527,028
CMO Series 2021-24 Class BC
02/20/2051	1.250%	1,405,365	1,107,244
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,194,560	1,191,386
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,314,633	1,297,392
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,171,713	1,168,212
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,036,704	1,033,543
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,420,111	2,016,894
CMO Series 2021-97 Class QK
06/20/2051	2.000%	5,816,481	4,850,302
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,364,839	4,439,552
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,297,006	1,279,429
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,000,289	1,572,976
CMO Series 2022-24 Class AH
02/20/2052	2.500%	402,359	347,306
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,292,252	2,976,729
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,574,060	2,472,939
CMO Series 2022-46 Class LY
03/20/2052	3.000%	470,000	389,870
CMO Series 2022-5 Class BA
10/20/2049	2.000%	5,128,902	4,481,271
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,545,120	4,113,920
CMO Series 2022-66 Class CG
04/20/2052	3.500%	2,831,187	2,706,530
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	842,064
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,662,173	1,410,899
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,165,886	972,637
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	4,711,000	4,126,257
CMO Series 2024-110 Class JC
09/20/2047	3.000%	527,198	502,304
CMO Series 2024-110 Class JL
10/20/2049	3.000%	1,262,000	1,091,307
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,027,783	947,974
CMO Series 2025-1 Class GC
10/20/2051	3.500%	15,835,526	15,255,131
CMO Series 2025-7 Class EL
01/20/2055	2.500%	543,000	386,164
Government National Mortgage Association(c)
03/20/2048	4.760%	2,367,409	2,400,153
CMO Series 2010-H17 Class XQ
07/20/2060	5.139%	3,727	3,729
CMO Series 2011-137 Class WA
07/20/2040	5.584%	321,747	333,016
CMO Series 2012-141 Class WC
01/20/2042	3.740%	237,541	226,448
CMO Series 2013-54 Class WA
11/20/2042	4.879%	643,209	655,200
CMO Series 2013-75 Class WA
06/20/2040	5.084%	160,020	163,556
CMO Series 2021-27 Class CW
02/20/2051	5.000%	1,459,122	1,455,368
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	5.690%	6,116,483	6,394,907
1-year CMT + 1.738% 04/20/2072	5.736%	5,600,594	5,857,953
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	8.400%	28,759	31,575
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	5.016%	110,703	110,799
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.166%	329	330
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.116%	294	294
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	5.016%	2,985	2,982
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	5.046%	4,088	4,092
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	4.981%	77,267	77,294
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.966%	4,390	4,374
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.795%	5,765	5,709
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	4.936%	137,540	137,507
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	4.876%	96,084	95,945
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	4.946%	133,284	133,309

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	4.966%	251,225	251,197
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	5.216%	50,751	50,854
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	5.166%	78,302	78,497
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	4.986%	338,320	338,462
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	4.986%	188,916	188,997
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	5.076%	2,260,992	2,233,559
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	1.850%	262,669	5,894
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.430%	192,933	6,407
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	1.900%	164,033	738
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	1.650%	232,982	6,717
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	3.050%	191,300	1,361
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	1.750%	296,070	8,074
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	1.839%	87,609	5,067
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	1.789%	87,169	7,257
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	1.989%	214,459	17,074
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	1.840%	319,898	28,907
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.450%	350,655	22,709
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.350%	159,207	10,517
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	32,871	26,639
CMO Series 2010-157 Class OP
12/20/2040	0.000%	182,590	157,578
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	225,100	44,258
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,202,390	3,127,075
Uniform Mortgage-Backed Security TBA(k)
10/14/2055	5.500%	44,100,000	44,463,294
Total Residential Mortgage-Backed Securities - Agency (Cost $1,288,673,673)			1,279,384,645

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	544,505	517,052
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,147,379	981,717
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	87,336	83,535
Asset Based Lending LLC(a),(e)
CMO Series 2025-RTL1 Class A1
06/25/2030	6.040%	2,155,000	2,169,347
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	20,741	20,818
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	6.404%	12,780	12,335
CMO Series 2003-7 Class 6A
10/25/2033	5.746%	43,851	42,577
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	5.172%	166,426	172,282
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	369,219	362,216
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	4.832%	285,684	283,286
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.916%	125,262	123,119
Series 2003-6 Class 1A5
11/25/2034	5.850%	99,825	98,931
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.512%	49,695	49,629
CMO Series 2007-A1 Class 2A1
02/25/2037	5.891%	27,784	26,845
CMO Series 2007-A1 Class 7A1
02/25/2037	6.868%	2,573	2,587
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	17,700	17,484
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	53,899	53,917
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	5.638%	22,254	22,029
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,443,239	1,234,657
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,606,629	1,376,983
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	84,354	84,728
CMO Series 2004-3 Class A26
04/25/2034	5.500%	36,390	36,443
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	76,022	75,291
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	24,058	24,068
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	55,973	56,973
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	85,330	87,024
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	3,071,555
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	330,670	326,149
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,953,340
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,741,986
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,656,781
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	6,011,253
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,010,070
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	5,839,964	5,054,939
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.622%	368,873	316,742

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	285,877	5,048
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	74,992	75,172
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.772%	4,391	4,253
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	5.668%	266,117	254,306
Hundred Acre Wood Trust(a),(g)
CMO Series 2018-1 Class A
01/13/2026	7.250%	2,000,000	1,940,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	4.872%	80,869	77,430
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	33,483	33,188
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	4.972%	20,926	19,558
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.328%	35,124	34,745
CMO Series 2007-A1 Class 5A5
07/25/2035	6.195%	39,103	39,067
LHOME Mortgage Trust(a),(e)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	2,126,451	2,123,477
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,190,809
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	6.394%	42,862	42,200
CMO Series 2004-13 Class 3A7
11/21/2034	5.565%	78,532	75,380
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	15,520	13,340
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	51,706	51,345
CMO Series 2004-2 Class A2
08/25/2032	6.500%	81,436	81,343
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	5.052%	11,300	9,976
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	4.892%	66,054	62,847
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.732%	63,791	58,981
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	5.255%	5,237	5,081
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	5.323%	58,617	55,148
CMO Series 2004-A4 Class A2
08/25/2034	5.119%	63,953	60,894
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	562,946	505,082
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.619%	71,952	71,004
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	61,685	55,715
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	140,425	134,553
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,549,929
NRM Excess Owner LLC(a)
CMO Series 2025-FHT1 Class A
03/25/2032	6.545%	4,776,498	4,834,299
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,032,091	1,028,401
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN3 Class A1
09/25/2051	4.843%	3,203,747	3,204,920
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	91,602	92,700
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.193%	132,492	132,863
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,314,260
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,378,332	1,293,463
CMO Series 2025-1 Class MTU (FHLMC)
11/25/2064	3.250%	4,147,707	3,550,240
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,272,231	2,211,832
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.010%	147,082	138,437
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	4.890%	89,501	86,996
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	4.850%	70,650	64,770
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	4.579%	45,119	44,513
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class A1
04/25/2065	1.486%	210,838	206,038
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	179,816	172,684
CMO Series 2021-1 Class A1
05/25/2065	1.219%	311,236	292,327
CMO Series 2021-4 Class A1
08/25/2056	1.162%	1,307,924	1,167,431
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.117%	51,555	48,116
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	4.908%	86,958	83,722
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.748%	49,569	48,771
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	148,836	146,671
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.610%	69,901	69,451
CMO Series 2003-40A Class 3A2
01/25/2034	5.112%	55,940	54,584
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	5.647%	45,975	44,863
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	40,709	41,841
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	153,723	153,697
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	179,924	179,888
Verus Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2066	0.815%	447,456	408,864
CMO Series 2021-2 Class A1
02/25/2066	1.031%	885,935	803,716
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,009,086	883,658
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,287,653	1,086,339
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,331,674	1,232,729
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	217,352	211,099
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	412,324	392,962
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	5.818%	115,580	109,392
CMO Series 2003-AR5 Class A7
06/25/2033	5.690%	42,063	42,140

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR6 Class A1
06/25/2033	6.332%	32,169	31,743
CMO Series 2003-AR7 Class A7
08/25/2033	5.600%	63,562	63,262
CMO Series 2004-AR3 Class A2
06/25/2034	5.320%	34,479	32,684
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	6.810%	64,586	63,848
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $86,411,410)			83,858,773

U.S. Treasury Obligations 16.3%

U.S. Treasury
09/30/2027	3.500%	716,000	714,490
09/15/2028	3.375%	21,241,000	21,096,628
05/31/2029	4.500%	4,130,000	4,246,156
03/31/2030	3.625%	24,184,000	24,085,753
06/30/2030	3.750%	8,567,000	8,571,016
07/31/2030	3.875%	10,164,000	10,225,937
08/31/2030	4.125%	15,553,000	15,814,242
09/30/2030	3.625%	74,413,000	74,035,121
09/30/2030	4.625%	16,175,000	16,813,154
05/31/2031	4.625%	2,710,000	2,821,152
02/15/2032	1.875%	5,172,000	4,588,938
09/30/2032	3.750%	2,990,000	2,980,189
11/15/2034	4.250%	18,613,800	18,829,022
08/15/2035	4.250%	42,701,000	43,047,946
11/15/2040	1.375%	5,352,000	3,489,671
02/15/2041	4.750%	2,185,000	2,241,332
05/15/2041	2.250%	9,815,000	7,270,768
08/15/2041	1.750%	40,579,000	27,530,315
11/15/2041	2.000%	34,101,000	23,945,296
11/15/2041	3.125%	1,443,000	1,201,523
02/15/2042	2.375%	9,439,000	6,992,234
02/15/2043	3.125%	1,799,000	1,467,872
11/15/2043	3.750%	3,558,000	3,149,942
11/15/2043	4.750%	4,972,700	5,025,535
02/15/2044	3.625%	8,623,000	7,483,147
05/15/2044	3.375%	4,501,000	3,754,819
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	2.500%	10,645,000	7,624,481
08/15/2045	4.875%	66,103,000	67,579,989
05/15/2046	2.500%	11,063,000	7,775,215
08/15/2046	2.250%	2,026,000	1,350,772
02/15/2047	3.000%	11,431,000	8,725,068
02/15/2048	3.000%	41,421,000	31,272,855
05/15/2048	3.125%	23,559,000	18,162,517
08/15/2048	3.000%	27,384,000	20,585,066
11/15/2048	3.375%	4,434,000	3,561,056
02/15/2049	3.000%	27,743,000	20,772,571
08/15/2049	2.250%	14,230,000	9,082,742
02/15/2050	2.000%	2,074,000	1,240,187
02/15/2051	1.875%	2,997,000	1,711,568
05/15/2051	2.375%	11,127,000	7,157,790
02/15/2052	2.250%	6,249,000	3,875,356
11/15/2054	4.500%	3,758,700	3,619,511
05/15/2055	4.750%	35,713,000	35,824,603
U.S. Treasury(i)
STRIPS
02/15/2032	0.000%	8,418,000	6,535,097
11/15/2033	0.000%	2,083,000	1,488,886
02/15/2034	0.000%	4,400,000	3,104,777
05/15/2034	0.000%	2,400,000	1,672,954
11/15/2034	0.000%	1,850,000	1,256,413
11/15/2040	0.000%	32,426,000	15,845,403
02/15/2041	0.000%	6,430,822	3,096,784
Total U.S. Treasury Obligations (Cost $643,810,651)			624,343,859

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(m),(n)	131,769,395	131,729,865
Total Money Market Funds (Cost $131,722,952)		131,729,865
Total Investments in Securities (Cost: $3,873,189,386)		3,841,087,266
Other Assets & Liabilities, Net		(18,373,575)
Net Assets		3,822,713,691
At September 30, 2025, securities and/or cash totaling $4,344,100 were pledged as collateral.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	332	12/2025	USD	37,350,000	149,618	—
U.S. Treasury 5-Year Note	1,117	12/2025	USD	121,971,165	128,577	—
U.S. Treasury Ultra 10-Year Note	317	12/2025	USD	36,479,766	418,658	—
U.S. Treasury Ultra Bond	330	12/2025	USD	39,620,625	975,369	—
Total					1,672,222	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(124)	12/2025	USD	(14,457,625)	—	(291,795)
U.S. Treasury 2-Year Note	(24)	12/2025	USD	(5,001,563)	—	(5,285)
Total					—	(297,080)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $721,074,267, which represents 18.86% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Perpetual security with no specified maturity date.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	36,745,886	2,043,978,638	(1,949,001,713)	7,054	131,729,865	40,416	4,255,272	131,769,395
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2025 (Unaudited)
Abbreviation Legend (continued)
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners Core Bond Fund  | 2025

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